PROSPECTUS

LifePoints® Funds

Target Distribution Strategies

NOVEMBER 21, 2007, AS SUPPLEMENTED THROUGH NOVEMBER 20, 2008

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

The Funds seek to provide a stated annual target distribution for a specific number of years. Each Fund will make its last annual distribution in the year designated in that Fund’s name. The annual target distribution will consist of income and capital gains, and may include a return of capital. The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution of assets during retirement.

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street Tacoma, Washington 98402 800-787-7354

RISK/RETURN SUMMARY

Investment Objective

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees (“Board”) of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

2017 Retirement Distribution Fund — A Shares (the “Retirement Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

2017 Accelerated Distribution Fund — A Shares (the “Accelerated Distribution Fund”)	The Fund seeks to provide a stated annual target distribution for 10 years from its inception.

2027 Extended Distribution Fund — A Shares (the “Extended Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution or “decumulation” of assets during retirement.

The Funds seek to provide a stated annual target distribution for a specific number of years.

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective primarily by investing in the Class Y Shares of several other RIC Funds (the “Underlying Funds”) representing various asset classes.

The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution (or “decumulation”) of assets during retirement.

The Funds seek to provide a stated annual target distribution for a specific number of years from a Fund’s inception (the “Term”). Each Fund will make its last annual distribution in the year designated in that Fund’s name. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage.

The Funds have different Terms, initial payout ratios (target distribution per share divided by net asset value per share) and objectives. To choose which Fund may be right for you, see “Choosing a Fund”.

In general, if a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into asset classes with higher risk and higher potential return. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions. For more information, please refer to the section “Investments of the Funds” below.

Target Distributions and Return of Capital

The Funds seek to provide steady, predictable, but not guaranteed, distributions.

The Accelerated Distribution Fund has a higher initial payout ratio (target distribution per share divided by net asset value per share) than the Retirement Distribution Fund or the Extended Distribution Fund. Because a Fund’s net asset value (“NAV”) changes daily, a Fund’s payout ratio will change on a daily basis. To calculate the number of shares you should buy, see “Determining How Many Shares to Buy”.

The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified in the table below.

The Funds may not have sufficient income from dividends and interest, short-term realized capital gains and long-term realized capital gains to pay their target distributions. If this occurs, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means you will receive a portion of your investment back as part or all of the annual target distribution. A return of capital is not taxed at the time of a distribution but it results in a reduction in the tax basis of your shares. For more information on return of capital, please refer to the section “Dividends and Distributions” and to Appendix A for an illustration of the impact of a return of capital.

If a Fund commences operations later in a calendar year of if you buy your shares later in a calendar year, a portion of the annual target distribution may be attributable to income or net gains that the Fund and/or the Underlying Funds earned prior to your purchase of shares. In such a case, you would generally be taxed on the distribution of such earnings.

In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

The following table sets forth the initial target distributions for the Funds. As described below under “Distribution Overages and Annual Adjustment to Target Distribution,” the target distribution per share will be reduced in future years to adjust for any previous Distribution Overages that have been made. The Prospectus will be supplemented to reflect any change in target distribution amount.

Annual Target Distributions:

Retirement Distribution Fund	$0.70 per share per year payable annually

Accelerated Distribution Fund	$1.00 per share per year payable annually

Extended Distribution Fund	$0.60 per share per year payable annually

These distributions are not guaranteed and may include a return of capital.

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

The distributions are not guaranteed.

A Fund’s payout ratio will change on a daily basis.

The target annual distribution may include a return of capital. This means you could receive a portion of your investment back as part or all of an annual distribution.

The target distributions per share will be reduced in future years to adjust for any Distribution Overages.

Required Tax Distributions include the following:

Income plus short-term realized capital gains plus long-term realized capital gains

Where Required Tax Distributions are greater than the annual target distribution, Distribution Overages are computed as follows:

Required Tax Distributions less target annual distribution

To the extent that a Fund makes Distribution Overages over and above the stated target distributions in a particular year, the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. You will own the same number of shares but the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease.

Please see Appendix A for an example of how the Funds will calculate their reduced per share distributions for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

For additional information on the Funds’ distributions policies please refer to the section “Dividends and Distributions”.

Impact of Changes in Net Asset Value

If the NAV per share for a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments or payments of distributions, that Fund’s payout ratio will increase. This means that you would need to make a smaller initial investment in order to receive the same annual distribution. If the NAV per share of a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

If the NAV per share for a Fund increases from the initial NAV of $10.00 per share due to increases in the value of a Fund’s investments, that Fund’s payout ratio will decrease. This means that you would need to make a larger initial investment in order to receive the same annual distribution. If the NAV per share of a Fund increases from the initial NAV of $10.00 per share due to increases in the value of the Fund’s investments, there is a greater probability that the Fund will make the full amount of each of its target distributions and that a portion of your initial investment will remain at the end of the Term.

You can determine the amount that the NAV per share of a Fund has increased or decreased due to changes in the value of the Fund’s investments by adding the amount of the distribution per share that has been paid each year to the current day’s NAV per share and comparing that sum to the initial NAV of $10.00 per share.

Investments of the Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds currently include the Russell U.S. Core Equity, Russell U.S. Small & Mid Cap, Russell U.S. Quantitative Equity, Russell International Developed Markets, Russell Global Equity,

In order for you to receive your expected annual target distributions, you must reinvest “Distribution Overages”.

Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell Emerging Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all of the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

The dynamic asset allocation investment strategy used by each Fund to allocate assets among the Underlying Funds is determined pursuant to a quantitative model. While each Fund uses the same quantitative model, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors are the future distributions to be made by a Fund, the per share NAV of a Fund and the time remaining until the end of a Fund’s 10-year or 20-year Term. The model is run at the end of each trading day to determine the appropriate asset class allocation. A proprietary formula is then used to determine the appropriate allocation to each Underlying Fund. If the application of this formula yields an asset allocation that exceeds specified tolerance levels, a Fund’s allocation to the Underlying Funds is changed.

The model will generally result in the following allocation changes. If a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into Underlying Funds with higher risk and higher potential return. This is because the Fund will have more assets from which to make its target distributions, making it more likely that a Fund will be able to meet its objective of providing a stated annual target distribution. This more aggressive asset allocation is intended to maximize investment return over the remaining life of a Fund and, in the case of the Retirement Distribution Fund and the Extended Distribution Fund, to increase those Funds’ ability to meet their secondary objective of preservation of a portion of capital initially invested. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

The Funds may also invest in fixed income securities issued or guaranteed by the U.S. government or by its agencies and instrumentalities and in index and currency futures and options. It is expected that as a Fund draws near to the end of its 10-year or 20-year term, it may be more effective for the Fund to invest in index and currency futures and options rather than investing in shares of the Underlying Funds. A Fund may use derivatives such as index and currency futures and options as a substitute for holding physical securities or to facilitate the implementation of its investment strategy, but not for leverage or speculative purposes.

Principal Risks

You should consider the following factors before investing in a Fund:

•	An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

•

Investors who purchase shares in the subsequent years after a Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period. Consequently, the Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

•

Neither the Funds nor their investment advisor, Russell Investment Management Company (“RIMCo”), can offer any assurance that a Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of a Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of a Fund’s 10-year or 20-year Term.

•

If the NAV per share of a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

•

Each Fund intends to make its target distribution each year, whether or not the Fund realizes income and capital gains sufficient to pay these distributions. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Retirement Distribution Fund and the Extended Distribution Fund achieving their secondary objective of preservation of a portion of the capital initially invested.

•

Each Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate prior to the end of its Term.

•

If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk to increase the likelihood that the Fund can make its target distributions.

•

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

•

A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For further detail on the risks summarized, please refer to the section “Risks.”

•

The Funds are exposed, through the Underlying Funds, to the risks associated with the multi-manager approach to investing. The investment styles employed by the Underlying Funds’ managers may not be complementary, and the use of a multi-manager approach could result in the Underlying Funds holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with security selection. The securities chosen by RIMCo or a money manager to be in an Underlying Fund’s portfolio may decline in value. Security selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with equity securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•

The Funds’ exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the U.S.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed-income securities. Prices of fixed-income securities, including those issued or guaranteed by the U.S. government, rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, U.S. government obligations may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed-income securities, including mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages. The Funds are primarily exposed, through the Underlying Funds, to debt securities that are rated investment grade as determined by one or more nationally recognized securities rating organizations. However, the Funds may be exposed, through the Underlying Funds, to debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or to unrated securities judged by an Underlying Fund to be of comparable quality. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds” and involve higher risks, higher volatility and higher risk of default than investment grade bonds.

•

The Funds may invest in derivatives to gain exposure to certain markets. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with derivatives, including futures contracts, options, forwards, swaps and forward currency contracts. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with transactions giving rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities and may cause a Fund to be more volatile than if the Fund had not been leveraged.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with short sales. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold in addition to the costs associated with establishing, maintaining and closing out the short position.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with investing in real estate securities, including REITs. The value of securities of companies involved in the real estate industry fluctuates as real estate values go up an down. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with investing in depositary receipts. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with investing in illiquid securities. An Underlying Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

•	An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

•

These are new Funds without operating history, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Other Important Considerations

Not a Complete Solution. The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including what your income or cash flow needs will be, how long you estimate you will need that income or cash flow, what other sources of income or cash flow you may have and, if you are purchasing shares of a Fund in an IRA account, whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions once you reach age 70 1 /2.

You should consult your own financial and/or tax advisor to determine whether these Funds are an appropriate investment for you.

End of Term. Once a Fund has reached the end of its 10-year or 20-year Term, that Fund may, depending on the facts and circumstances at the time and contingent upon any required Board approval, be merged into another fund and it will no longer make its target distributions. If a Fund is not merged into another fund, it will no longer make its target distributions and the Fund will liquidate and distribute its remaining assets to shareholders. The Board may liquidate or merge a Fund without shareholder approval.

Early Fund Liquidation. Additionally, a Fund may be liquidated prior to the end of its 10-year or 20-year Term if the assets of that Fund are not sufficient to sustain the continued operations of that Fund or if investment performance is substantially below assumptions in the investment model resulting in a Fund not being able to meet its investment objective(s). If this happens, you will stop receiving the target distributions and the Fund will distribute its remaining assets to shareholders. The Board may liquidate a Fund without shareholder approval.

Buying Shares subsequent to the year a Fund commenced operations. The Term of a Fund is measured from the date the Fund commences operations, not when you purchase shares of a Fund. The Funds are designed primarily for investors who purchase shares in the first few years following the inception of the Funds.

The Funds commenced operation in 2008. If you buy Shares in subsequent years, you will receive distributions for a shorter period of time than shareholders who purchased their shares earlier. You will also have a different payout ratio and percentage of your initial investment remaining at the end of the Term, which may be lower or higher than if your shares had been purchased earlier.

Diversification. Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds), and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds in which the Funds invest, except the Russell Real Estate Securities Fund, is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Direct Investment in the Underlying Funds. You may invest directly in the Underlying Funds in which the Funds invest. However, because of the Funds’ proprietary dynamic asset allocation investment model, investors who invest directly in the Underlying Funds will not be able to replicate the Funds’ investment objectives or strategies.

Funds May Close to New Investors. A Fund may close to new investors under certain circumstances, including, but not limited to, the following: 1) if the net asset value of the Fund becomes so large due to strong market returns that the payout ratio becomes so small as to no longer be meaningful, or 2) if the net asset value of the Fund becomes too low relative to the remaining distributions that there would be a significant risk that future distributions would not be made. Additionally, if a new RIC target distribution fund is launched with a new ten or twenty year term, a Fund may be closed as well. The Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

You should consult your own financial and/or tax advisor to determine whether these Funds are an appropriate investment for you.

A Fund may be liquidated prior to the end of its Term. If this happens you will stop receiving the target distributions.

The Funds commenced operations in 2008. If you buy Shares in subsequent years, you will receive distributions for a shorter period of time than shareholders who purchased their shares earlier.

Choosing a Fund

Choosing a Fund Based on its Investment Objective and Strategy

Each Fund is managed pursuant to the same quantitative model and employs the same dynamic asset allocation investment strategies. However, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors are the future distributions to be made by a Fund, the per share NAV of a Fund, and the time remaining until the end of a Fund’s 10-year or 20-year Term. The allocation of the Funds to the Underlying Funds is determined by this model. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

When selecting a Fund, you must consider how important preservation of capital is to you. The Retirement Distribution Fund and the Extended Distribution Fund are managed with the secondary objective of seeking preservation of a portion of the capital initially invested and RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of those two Funds. However, it is possible that none of your initial investment will remain at the end of the Term.

Secondly, you should consider the time period during which you seek to receive distributions. The Retirement Distribution Fund and the Accelerated Distribution Fund seek to provide a stated annual target distribution for 10 years from their inception. The Extended Distribution Fund seeks to provide a stated annual target distribution for 20 years from its inception. The Funds commenced operations in 2008. Each Fund will make its last annual distribution in the year designated in that Fund’s name.

Finally, if you have chosen a Fund that seeks to provide a stated annual target distribution for 10 years from its inception, you must decide whether you prefer an accelerated (higher initial payout ratio) or non-accelerated (lower initial payout ratio) target distribution, bearing in mind that this will have an impact on the amount of your initial investment that may remain at the end of the period. If you seek a higher payout ratio (target distribution per share divided by net asset value per share), you would consider an accelerated target distribution strategy. If you seek the possibility of more of your initial investment remaining at the end of the Fund’s ten year Term, you would consider a non-accelerated target distribution strategy. Although the Accelerated Distribution Fund is not managed with the secondary objective of preserving a portion of your initial investment, RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of the Accelerated Distribution Fund. However, it is possible that none of your initial investment will remain at the end of the Term.

These differences are illustrated by the table below:

Fund	Secondary Objective of Capital Preservation	Distribution Term	Payout Ratio[1]
Retirement Distribution Fund	Yes	10 Years	Non-Accelerated
Accelerated Distribution Fund	No	10 Years	Accelerated
Extended Distribution Fund	Yes	20 Years	Non-Accelerated

1	The payout ratio is equal to the target distribution per share divided by the net asset value per share. Because a Fund’s net asset value per share changes daily, each Fund’s payout ratio will change daily. An accelerated payout ratio means a faster distribution (or “decumulation”) of assets. RIMCo expects that an accelerated payout ratio will result in less of your initial investment remaining at the end of a Fund’s Term.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Determining How Many Shares to Buy

Once you have selected a Fund, you must then decide how many shares of that Fund you wish to purchase. First, determine the annual distribution amount that you wish to receive. Next, divide that amount by the per share annual target distribution amount of your selected Fund specified above to determine the number of shares you should purchase. Multiply the number of shares by the current NAV per share to determine your initial investment amount. You will need to take into account the front-end sales charges that you will pay. An example of this calculation is set forth in Appendix B. If you would like assistance with this calculation, please contact your Financial Intermediary.

Performance

Because the Funds are new, performance history and average annual returns for these Funds are not included in this Prospectus. Performance history and average annual returns for all Funds will be available after each Fund has been in operation for one calendar year.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)		Redemption Fees**	Exchange Fees
All Funds	5.75%	None	1.00	%*	None	None

*	There is a 1.00% deferred sales charge on redemptions made within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor.

**	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses#

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Funds’ Net Annual Fund Operating Expense ratios in the table below are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which they invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of a Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds. To the extent that a Fund’s assets decrease over time, that Fund’s gross expense ratio would increase, but the Fund’s net expense ratio would not increase to the extent that RIMCo has agreed to maintain its expense waiver and reimbursement agreements.

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses##	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses
2017 Retirement Distribution Fund — A Shares	0.20%	0.25%	0.83%	0.80%	2.08%	(0.75)%	1.33%
2017 Accelerated Distribution Fund — A Shares	0.20%	0.25%	0.83%	0.73%	2.01%	(0.77)%	1.24%
2027 Extended Distribution Fund — A Shares	0.20%	0.25%	0.83%	0.76%	2.04%	(0.76)%	1.28%

*	“Other Expenses” includes an administrative fee of 0.05% of average daily net assets.

“Other Expenses” are based on estimates for the current fiscal year.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. This 7.25% limitation is imposed on the Class A Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A Shares may pay more than the economic equivalent of the maximum sales charges permitted by the FINRA.

##	The Acquired (Underlying) Fund Fees and Expenses reflect the proportionate share of the expenses of the Underlying Funds in which the Funds invest and is based on each Fund’s expected initial allocation to the Underlying Funds.

###	At least until February 28, 2009, the Retirement Distribution Fund’s annual direct and indirect operating expenses are capped at the greater of (a) 1.33% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the Accelerated Distribution Fund’s annual direct and indirect operating expenses are capped at the greater of (a) 1.24% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

(notes continued on next page)

At least until February 28, 2009, the Extended Distribution Fund’s annual direct and indirect operating expenses are capped at the greater of (a) 1.28% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

Direct and indirect operating expenses do not include extraordinary expenses. These caps may not be terminated during the relevant period except at the Board’s discretion.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the three year period takes such fee waivers and/or reimbursements into account only for the first year of the period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years
2017 Retirement Distribution Fund — A Shares	$703	$1,121
2017 Accelerated Distribution Fund — A Shares	694	1,098
2027 Extended Distribution Fund — A Shares	698	1,108

MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”) was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds, other than the Russell Money Market Fund, divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets, other than the Russell Money Market Fund’s assets, are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor’s individual needs. RIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’ money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administration services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. RIMCo manages the Underlying Funds by directly managing a portion of each Underlying Fund’s assets and allocating the remaining assets among the Underlying Fund’s money managers. RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. Except for the Russell Money Market Fund, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this

Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Russell Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Russell Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap and Russell U.S. Growth Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Russell Global Equity Fund.

•

Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Russell U.S. Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Russell Tax-Managed Global Equity, 2010 Strategy, 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds and the 2017 Retirement Distribution Fund — A Shares, 2017 Accelerated Distribution Fund — A Shares, 2027 Extended Distribution Fund — A Shares, 2017 Retirement Distribution Fund — S Shares, 2017 Accelerated Distribution Fund — S Shares and 2027 Extended Distribution Fund — S Shares.

•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the Russell International Developed Markets Fund.

•

Kelly K. Mainelli, Senior Portfolio Manager since July 2007. Prior to joining Russell, Mr. Mainelli was the Director of Fixed Income for Columbia Funds from June 2002 to June 2007. Mr. Mainelli has primary responsibility for the management of the Russell Money Market Fund.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Underlying Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Russell U.S. Quantitative Equity Fund.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Russell U.S. Core Equity Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Russell U.S. Small & Mid Cap Fund.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

Because the Funds are new, the Funds have not paid RIMCo any advisory fees. The annual rate of advisory fees for the Funds will be paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets, currently at a rate of 0.20%, gross of any fee waivers or reimbursements.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Russell U.S. Core Equity Fund, 0.55%; Russell U.S. Small & Mid Cap Fund, 0.70%; Russell U.S. Quantitative Equity Fund, 0.55%; Russell International Developed Markets Fund, 0.70%; Russell Short Duration Bond Fund, 0.45%; Russell Strategic Bond Fund, 0.50%; Russell Real Estate Securities Fund, 0.80%; Russell Global Equity Fund, 0.95%; Russell Emerging Markets Fund, 1.15% and Russell Money Market Fund, 0.20%.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves or collateral received in securities lending transactions in the Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Russell Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and a portion of the securities lending collateral for all Underlying Funds are invested in the Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and securities lending collateral invested in the Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements). These fees are included in the Acquired (Underlying) Fund Fees and Expenses in the Funds’ Annual Fund Operating Expenses table above.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ semiannual report to shareholders covering the period ended April 30, 2008.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board, without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354.

Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in an Underlying Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

RUSSELL U.S. CORE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Core Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities economically tied to the U.S. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. SMALL & MID CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Small & Mid Cap Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in small and medium capitalization equity securities economically tied to the U.S. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities economically tied to the U.S. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell International Developed Markets Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and ability to invest in markets. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classification are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. For example, some providers currently classify South Korea and Israel as both developed and emerging markets. Additionally, the categorization of a market may change over time.

As a general rule, the Fund considers the following markets to be Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in companies that are located in countries with developed markets or that are economically tied to such countries. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $520 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy. Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Russell Short Duration Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL STRATEGIC BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Russell Strategic Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the

Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Russell Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $133 billion to $100 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and

EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL MONEY MARKET FUND

Non-Fundamental Investment Objective

Seeks to maximize current income while preserving capital and liquidity.

Principal Investment Strategies

The Russell Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. However, variable rate securities issued by the U.S. government or its agencies or instrumentalities may have longer maturities. The Fund invests in securities issued by U.S. and foreign banks, commercial paper including asset-backed commercial paper, asset-backed securities, and short-term debt of U.S. and foreign corporations and trusts. The Fund also invests in bank instruments including certificates of deposit, Euro dollar certificates of deposit, Euro dollar time deposits and Yankee certificates of deposit. The Fund’s investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Russell Money Market Fund may also invest in various types of funding agreements. These agreements are obligations of indebtedness negotiated privately between an investor and an insurance company.

The Fund enters into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreements and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Russell Money Market Fund may invest in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

Up to 10% of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund invests in restricted securities such as securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act, but which may be deemed liquid by RIMCo pursuant to the Fund’s policies and procedures. The dollar-weighted average maturity of the Fund’s portfolio is 90 days or less.

The Russell Money Market Fund may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price.

The Russell Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund seeks to maintain a net asset value of $1.00 per share.

Non-Principal Investment Strategies

The Fund may purchase investment-grade municipal debt obligations. These obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

The Fund may invest in securities issued by registered investment companies that are money market funds. Additionally, the Fund may invest in indexed commercial paper. The Fund holds securities issued or guaranteed by the U.S. government or its agencies. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, including risks based on the investments made by the Underlying Funds, and identifies which Funds and Underlying Funds are most likely to be affected by each risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

	FUNDS			UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	2017 Retirement Distribution Fund — A Shares	2017 Accelerated Distribution Fund — A Shares	2027 Extended Distribution Fund — A Shares	Russell U.S. Core Equity	Russell U.S. Quantitative Equity	Russell U.S. Small & Mid Cap	Russell Real Estate Securities	Russell Global Equity	Russell International Developed Markets	Russell Emerging Markets	Russell Strategic Bond	Russell Short Duration Bond	Russell Money Market
RISKS
Purchase After Commencement	•	•	•
Target Distribution	•	•	•
Impact of Changes to Net Asset Value	•	•	•
Return of Capital	•	•	•
Sufficient Assets	•	•	•
Investment Model Assumptions	•	•	•
New Funds	•	•	•
Investing in Underlying Funds	•	•	•
Asset Allocation	•	•	•
Multi-Manager Approach	•	•	•	•	•	•	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
“Select Holdings” Strategy	•	•	•	•	•				•
Equity Securities
Common Stocks	•	•	•	•	•	•	•	•	•	•
Value Stocks	•	•	•	•		•		•	•	•
Growth Stocks	•	•	•	•		•		•	•	•
Market-Oriented Investments	•	•	•	•	•	•		•	•	•
Quantitative Investing	•	•	•	•	•	•		•	•	•
Securities of Small Capitalization Companies	•	•	•			•		•	•	•
Preferred Stocks	•	•	•					•	•	•
Fixed-Income Securities	•	•	•								•	•	•
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)	•	•	•								•	•
Government Issued or Guaranteed Securities, U.S. Government Securities	•	•	•								•	•	¡
Municipal Obligations	¡	¡	¡								¡	¡	¡

	FUNDS			UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	2017 Retirement Distribution Fund — A Shares	2017 Accelerated Distribution Fund — A Shares	2027 Extended Distribution Fund — A Shares	Russell U.S. Core Equity	Russell U.S. Quantitative Equity	Russell U.S. Small & Mid Cap	Russell Real Estate Securities	Russell Global Equity	Russell International Developed Markets	Russell Emerging Markets	Russell Strategic Bond	Russell Short Duration Bond	Russell Money Market
Money Market Securities (including instruments of U.S. Banks and Corporations)	•	•	•										•
Stable $1.00 Net Asset Value Risk	•	•	•										•
Mortgage or Asset Backed Securities	•	•	•								•	•	•
Asset-Backed Commercial Paper	•	•	•										•
Funding Agreements	•	•	•										•
Credit and Liquidity Enhancements	•	•	•								•	•	•
Repurchase Agreements	•	•	•								¡	¡	•
Demand Notes	•	•	•										•
International Securities	•	•	•				•	•	•	•	•	•
Non-U.S. Equity Securities	•	•	•				•	•	•	•
Non-U.S. Debt Securities	•	•	•								•	•
Emerging Markets Debt	¡	¡	¡								•	•
Brady Bonds	•	•	•								•	•
Emerging Market Countries	•	•	•					•	•	•
Instruments of U.S. and Foreign Banks and Foreign Corporations	•	•	•								•	•	•
Currency Risk	•	•	•				•	•	•	•	•	•
Synthetic Foreign Equity Securities	¡	¡	¡					¡	¡	•
Equity Linked Notes	¡	¡	¡					¡	¡	•
Derivatives (Futures Contracts, Options, Forwards and Swaps)	•	•	•	¡	¡	¡		¡	¡	•	•	•	¡
Forward Currency Contracts	•	•	•					•	•		•	•
Leveraging Risk	•	•	•		•						•	•
Short Sales	•	•	•		•
Real Estate Securities	•	•	•			•	•	¡	¡	¡
REITs	•	•	•			•	•	¡	¡	¡
Depositary Receipts	•	•	•	•	•	•	¡	•	•	•
Illiquid Securities	•	•	•			¡	¡	¡	¡	¡	•	•	•
Non-Diversification Risk	¡	¡	¡				•
Industry Concentration Risk	¡	¡	¡				•
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡		¡	¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡
Funds of Funds Investment Risk	¡	¡	¡	•	•	•	•	•	•	•	•	•	¡

In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table at the beginning of the Risks section.

Purchase After Commencement

Investors who purchase shares in the subsequent years after a Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period. Consequently, the Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Target Distribution

Neither the Funds nor RIMCo can offer any assurance that a Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of a Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of a Fund’s 10-year or 20-year term.

Impact of Changes to Net Asset Value

If the NAV per share of a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

Return of Capital

Each Fund intends to make its target distribution each year, whether or not the Fund realizes income and capital gains sufficient to pay these distributions. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Retirement Distribution Fund and the Extended Distribution Fund achieving their secondary objective of preservation of a portion of the capital initially invested.

Sufficient Assets

Each Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Investment Model Assumptions

If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

New Funds

These are new Funds without an operating history, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Investing in Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

•	“Select Holdings” Strategy

The “select holdings” strategy amplifies a Fund’s security selection risk and potential underperformance.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,
•	Changes in the financial condition of their issuers and
•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Money Market Securities (including instruments of U.S. Banks and Corporations)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

•	Stable $1.00 Net Asset Value Risk

There is no assurance that the Money Market Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Money Market Fund.

•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Asset-Backed Commercial Paper

Asset-backed commercial paper is subject to the same risks as money market securities generally. In addition, asset-backed commercial paper is usually unregistered. Therefore, transfer of these securities is restricted by the Securities Act of 1933.

•	Funding Agreements

Funding agreements are subject to reinvestment risk and credit risk, as are all money market securities. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Demand Notes

Demand notes are obligations with the right to a “put”. The ability of the Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, the Fund may, in the opinion of Fund management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

•	Brady Bonds

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under

“Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Short Sales

The Russell U.S. Quantitative Equity Fund will enter into short sales pursuant to a limited long-short strategy. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Non-Diversification Risk

As a non-diversified fund, the Russell Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Russell Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Funds of Funds Investment Risk

The Underlying Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Underlying Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change a fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in an Underlying Fund or an Underlying Fund is no longer used as an investment of a fund of funds, that Underlying Fund could experience large redemptions of its shares. If these large redemptions occur, an Underlying Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another

Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Distribution Policy

Each Fund seeks to provide steady, predictable, but not guaranteed, distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Target Distributions

The Funds seek to provide steady, predictable, but not guaranteed, distributions. The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified earlier in this Prospectus. A Fund may not have sufficient income to pay its target distributions. Therefore, the Fund’s policy of paying target distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back as part or all of an annual target distribution. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital. In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

To the extent that a Fund has Distribution Overages in a particular year, the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution in the subsequent year. You will own the same number of shares and the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease. Please see Appendix A for an example of how the Funds will calculate their reduced per share distribution amount for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

Income Dividends

Each Fund distributes substantially all of its net investment income to shareholders each year. The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on an annual basis, with payment being made in mid-December. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months and that are paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Capital Gains Distributions

Each Fund distributes substantially all of its capital gains to shareholders each year. The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing the allocation of its investment in the Underlying Funds.

Return of Capital

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the Fund. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

The Funds may not have sufficient income from dividends and interest and realized capital gains to pay their target distributions. Therefore, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital.

The discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of a return of capital.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend”. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend”, check a Fund’s distribution dates before you invest. Additionally, because the Funds’ will generally make only one annual distribution, if you purchase shares later in a calendar year, you would generally be taxed on the distribution of the Funds’ income and net gains even though a portion of such amounts may have been earned by the Funds and/or the Underlying Funds prior to your purchase of shares.

Payment of Distributions

Net investment income dividends and capital gains distributions will be declared and paid annually. The Funds will pay dividends and distribution in cash. While these dividends and distributions should be paid to you in cash, your Financial Intermediary may set your account up to have these dividends and distributions automatically reinvested. Reinvestment of dividends and distributions is not appropriate given the Funds’ objective of seeking to pay a stated annual target distribution.

The Funds recommend that shareholders reinvest all “Distribution Overages.” As described above under “Distribution Overages and Annual Reduction of Target Distribution Per Share,” each Fund will adjust the future target distribution amount for any Distribution Overages. If you do not reinvest all Distribution Overages, you will experience a decrease in the annual amount of distributions you receive from the Fund.

TAXES

In general, distributions, other than a return of capital, from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Dividends paid from a Fund’s ordinary income and short-term capital gains generally will be taxable to you as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares.

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the future sale of Fund Shares. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December to shareholders of record in such a month but paid in January are taxable as if they were paid in December.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is currently taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund and/or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions, and, in many cases, distributions from non-U.S. corporations. The favorable tax rates on qualified dividend income are currently scheduled to expire after 2010.

If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction if certain holding period and other requirements are met.

The Funds make no representation as to the amount or variability of any Fund’s or Underlying Fund’s capital gains distributions, which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors will generally be subject to U.S. withholding and estate taxes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement of a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CLASS A SHARES

The Funds offer one class of Shares, Class A.

Class A

Key features	• Front-end sales charge • You may qualify for reduction or waiver of front-end sales charge

Front-end Sales Charge	• Up to 5.75%, reduced, waived or deferred for large purchases and certain investors.

Deferred Sales Charge	• 1.00% on redemptions of Class A Shares made within 12 months of a purchase on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Funds’ Distributor

Annual 12b-1 fees and service fees	• Up to 0.25% of average daily assets

FRONT-END SALES CHARGES

Class A Shares

Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Funds’ distributions of dividends or capital gains you reinvest in additional Class A Shares.

The table below shows the rate of front-end sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them.

	Front-end sales charge as % of		Financial Intermediary commission as % of offering price
Amount of Purchase	Offering Price	Net amount Invested
Less than $50,000	5.75	6.10	5.00
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.60
$1,000,000 or more	-0-	-0-	up to 1.00

Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Additional information on commissions paid to your Financial Intermediary on purchases of $1,000,000 or more is available in the Funds’ SAI.

Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed.

Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or back-end sales charge in the following circumstances. There is no commission paid to the Financial Intermediaries for shares purchased under the following circumstances:

1.	Reinvestment of Distribution Overages

2.	Sales to RIC trustees and employees of Russell (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons

3.	Offers of Class A Shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise

4.	Sales to employer sponsored Defined Contribution plans, excluding SEPs, SIMPLE-IRA and individual 403(b) Plans

5.	Sales to endowments or foundations with $50 million or more in assets

6.	Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class A Shares of the Funds and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative

7.	Accounts managed by a member of Russell Investments

8.	Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

9.	Shares purchased through accounts that are part of certain qualified fee-based programs. If your Financial Intermediary redeems shares to pay fees you owe your Financial Intermediary, the target distributions you receive will be smaller.

Moving Between Accounts. Under certain circumstances, you may transfer Class A shares of a Fund from an account with one registration to an account with another registration within 90 days without incurring a front-end sales charge. For example, you may transfer shares without paying a front-end sales load in the following cases:

•	From a non-retirement account to an IRA or other individual retirement account

•	From an IRA or other individual retirement account, such as a required minimum distribution, to a non-retirement account

In some cases, due to operational limitations or reporting requirements, you must redeem shares from one account and purchase shares in another account to achieve this type of transfer.

If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.

Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:

The	following accounts owned by you and/or a member of your immediate family (as defined below):

a.	Accounts held individually or jointly

b.	Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act

c.	IRA accounts and certain single participant retirement plan accounts

d.	Solely controlled business accounts

e.	Trust accounts benefiting you or a member of your immediate family

Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

For purposes of front-end sales charges and aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.

Rights of Accumulation (“ROA”). You may combine current purchases of any RIC Fund (other than money market funds) with the value of your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all Shares purchased thereafter. Additional information is available from your Financial Intermediary.

Letter of intent (“LOI”). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds (other than money market funds) you intend to make over a 13-month period with the market value of your current RIC Fund holdings (other than money market funds) to determine the applicable front-end sales charge. Any appreciation of your current RIC Fund holdings and any shares issued from reinvestment of dividends or capital gains will not be considered purchases made during the 13-month period. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested or the account is transferred to another Financial Intermediary during the LOI period, shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due. Fund shares held in plan or omnibus accounts are not eligible for an LOI unless the plan or omnibus account can maintain the LOI on their record keeping system. If the shareholder dies within the 13-month period, no additional front-end sales charges are required to be paid.

Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Class A Shares of the Russell Money Market Fund initially purchased without payment of a front-end sales charge will be subject to the applicable front-end sales charge when exchanged into Class A Shares of another RIC Fund. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

Reinstatement Privilege. If a fund is not closed, you may reinvest proceeds from a redemption or distribution of Class A Shares (other than money market funds) into any Class A Shares of a RIC Fund without paying a front-end sales charge if such reinvestment is made within 90 days after the redemption or distribution date. Proceeds will be reinvested at the net asset value next determined after receipt of your purchase order in proper form. The privilege may not be exercised if proceeds are subject to a purchase restriction as described in the section entitled “Frequent Trading

Policies and Limitations on Trading Activity” and certain other restrictions may apply. Contingent deferred sales charges will be credited to your account at current net asset value following notification to the Fund by your Financial Intermediary.

The Funds make available free of charge, on the Funds’ website at www.russell.com, information about sales charges and sales charge waivers.

MORE ABOUT DEFERRED SALES CHARGES

You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Class A Shares you have held the longest. Exchanges between the Class A Shares of the RIC Funds are not subject to a deferred sales charge.

The deferred sales charge may be waived on:

•	Shares sold within 12 months following the death or disability of a shareholder

•	redemptions made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2

•	involuntary redemptions

•	redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of your status or holdings.

If you want to learn more about deferred sales charges, contact your Financial Intermediary.

DISTRIBUTION AND PAYMENTS TO FINANCIAL INTERMEDIARIES

Class A Shares participate in the Funds’ Rule 12b-1 distribution plan. Under the distribution plan, the Funds’, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Shares assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

Financial Intermediaries may receive distribution compensation from the Funds Distributor with respect to Class A Shares of the Funds pursuant to the Funds’ Rule 12b-1 distribution plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

In addition to the foregoing payments, RIMCo, RFSC or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts. If your Financial Intermediary redeems Shares of a Fund to pay for fees you owe your Financial Intermediary, the target distributions you receive will be smaller.

You must place purchase orders for Class A Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Financial

Services, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

For Class A Shares, exchanges must be made through your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds the Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly.

The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary’s frequent trading polices must be approved by the Funds’ Chief Compliance Officer after a determination that such polices are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to

•

Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds (i) may be used as short term investments, and (ii) intend to maintain a stable net asset value, which limits the opportunities for price arbitrage.

•

Transactions in a Fund by certain other funds (i.e. funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

•

Institutional accounts such as foundations and endowments where subscriptions and redemptions are based on donor directed activity so long as such subscriptions and redemptions do not interfere with the efficient management of a Fund’s portfolio or are not otherwise not in a Fund’s best interests.

•	Scheduled rebalancing of asset allocated strategies.

•	Systematic purchase or redemption programs, if available.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that a Fund invests in an underlying fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These underlying funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an underlying fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an underlying fund that invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than underlying funds which invest in highly liquid securities, in part because the underlying fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

When you redeem your Class A Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form. Your Financial Intermediary is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

Written instructions must be in proper form as determined by your Financial Intermediary.

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Russell U.S. Core Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center — 8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Enhanced Investment Technologies, LLC, Harbour Financial Center, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, FL 33410.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston, MA 02109.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Russell Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

Russell International Developed Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding Loevner LLC, 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Russell Global Equity Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

Tradewinds Global Investors, LLC, 2049 Century Park East, 18th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Russell Strategic Bond Fund

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013.

Russell Money Market Fund

Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

APPENDIX A

EXAMPLE: Impact Of Distribution Overages And Return Of Capital

Scenario 1A below illustrates a scenario where there is a Distribution Overage which you immediately reinvest.

Scenario 1B below illustrates the same scenario as Scenario 1A except that you do not reinvest the Distribution Overages you received. Note that in this example, your expected target distribution in Year 2 goes down to $58,824 because you did not immediately reinvest your Distribution Overage.

Scenario 2 below illustrates a different scenario where there is a return of capital. Note that in this example, your market value at the end of the year goes down to $981,000 because a portion of your initial investment was returned to you. See Footnote (a) below.

Each scenario is for illustrative purposes only and does not reflect any anticipated outcome. These examples assume a hypothetical rate of return which may or may not ever be achieved by a Fund. The hypothetical rate of return for Scenario 1A is 8%. The hypothetical rate of return for Scenario 1B is 8%. The hypothetical rate of return for Scenario 2 is 4.1%.

	Scenario 1A Distribution Overages Immediately Reinvested	Scenario 1B Distribution Overages Not Reinvested	Scenario 2 Return of Capital
Net Amount of Initial Investment (after payment of front-end sales charge)	$1,000,000	$1,000,000	$1,000,000
Fund Values (per share):
Initial NAV	$10.00	$10.00	$10.00
Year 1 Target Distribution	$0.60	$0.60	$0.60

Year 1 Income	$0.68	$0.68	$0.41
Year 1 Capital Gains	0.12	0.12	0.00
Year 1 Return of Capital	—	—	0.19

Year 1 Total distributions received	$0.80	$0.80	$0.60

Distribution Overage	$0.20	$0.20	$—
NAV prior to distributions (Beginning NAV + Income + Capital)	$10.80	$10.80	$10.41
NAV after distributions (Beginning NAV + Income + Capital – Total distributions)	$10.00	$10.00	$9.81
Cash received (based on total shares owned)
Net Investment Income	$68,000	$68,000	$41,000
Return of Capital	$—	$—	$19,000
Capital gains	$12,000	$12,000	$—
Shares Owned
Original Number of Shares Owned	100,000	100,000	100,000
Number of shares received from reinvestment of Distribution Overage (see detail calculation #1 below)	2,000	—	—

New Number of Shares Owned	102,000	100,000	100,000

Year 2 Adjusted Target Distribution per share (see detail calculation #2 below)	$0.5882	$0.5882	$0.6000
Expected Shareholder Target Distribution in year 2(b)	$60,000	$58,824	$60,000
Market Value(a) at end of year 1	$1,020,000	$1,000,000	$981,000

Footnotes:
(a)	Unrealized Capital Gains or Losses, which also affect the NAV and the market value of your investment, are not shown in these scenarios since they do not otherwise affect the distribution calculations.
(b)	In any instance where there is a Distribution Overage that you reinvest to purchase additional shares, rounding differences may cause your expected target distribution in year 2 to vary slightly from year 1.

A-1

1.	Distribution Overage Shares Reinvested Calculation: Distribution Overages ÷ NAV after distribution

Shares issued from Reinvestment of Capital Gains = 12,000 ÷ 10.00 = 1,200 shares

Shares issued from Reinvestment of Income = 8,000 ÷ 10.00 = 800 shares

2.	Adjusted Target Distribution Calculation Following Distribution Overages:

As described in the Prospectus, Distribution Overages result in a reduction of the target distribution on a going forward basis according to the following formula:

New_T_Dist = Old_T_Dist * Distribution Overage Adjustment Factor

Distribution Overage Adjustment Factor = New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))

Thus,

New_T_Dist = Old_T_Dist * [New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))]

where:

New_T_Dist = New (future period) target distribution amount

Old_T_Dist = Old (current period) target distribution amount

New_NAV = The NAV immediately after the distribution

In Scenarios 1A and 1B above, the target distribution was adjusted to $0.5882 as follows:

0.5882 = 0.60 * [10.00 ÷ (10.00 + (0.80 – 0.60))]

No adjustment is made in years when there is no Distribution Overage.

A-2

APPENDIX B

How To Calculate Your Initial Investment

If the annual distribution amount you wish to receive is	$30,000
Divide this number by the per share target distribution amount*	÷ 0.60
To get the number of shares you need to purchase	50,000
Multiply the number of shares by the current NAV**	x $10.00
To get your net amount invested after payment of front-end sales charge	$500,000
Multiply the net amount invested by the sales charge	x 0.0204
To get your sales charge	$10,200
Add the net amount invested to your sales charge	+ $500,000
To get your offering price***	$510,200

*	This calculation uses the target distribution for the Extended Distribution Fund. If you purchase a different Fund, you will need to use that Fund’s target distribution in this calculation.
**	NAV will change daily. The current NAV can be found at www.Russell.com.
***	Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge.

B-1

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Financial Services, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ and the Underlying Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you will automatically be sent an updated prospectus and annual and semiannual reports (when they are available) for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: Russell Financial Services, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-174 (1108)

00064046

PROSPECTUS

LifePoints® Funds

Target Distribution Strategies

NOVEMBER 21, 2007, AS SUPPLEMENTED THROUGH NOVEMBER 20, 2008

FUND

2017 Retirement Distribution Fund – S Shares

2017 Accelerated Distribution Fund – S Shares

2027 Extended Distribution Fund – S Shares

The Funds seek to provide a stated annual target distribution for a specific number of years. Each Fund will make its last annual distribution in the year designated in that Fund’s name. The annual target distribution will consist of income and capital gains, and may include a return of capital. The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution of assets during retirement.

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.	909 A Street Tacoma, Washington 98402 800-787-7354

RISK/RETURN SUMMARY

Investment Objective

Each of the following Russell Investment Company (“RIC”) LifePoints Funds (the “Funds”) has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of Trustees (“Board”) of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

2017 Retirement Distribution Fund – S Shares (the “Retirement Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

2017 Accelerated Distribution Fund – S Shares (the “Accelerated Distribution Fund”)	The Fund seeks to provide a stated annual target distribution for 10 years from its inception.

2027 Extended Distribution Fund – S Shares (the “Extended Distribution Fund”)	The Fund primarily seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution or “decumulation” of assets during retirement.

The Funds seek to provide a stated annual target distribution for a specific number of years.

Principal Investment Strategies

Each of the Funds discussed in this Prospectus is a “fund of funds,” and seeks to achieve its objective primarily by investing in the Class Y Shares of several other RIC Funds (the “Underlying Funds”) representing various asset classes.

The Funds are not intended for pre-retirement wealth accumulation. They are intended to provide for distribution (or “decumulation”) of assets during retirement.

The Funds seek to provide a stated annual target distribution for a specific number of years from a Fund’s inception (the “Term”). Each Fund will make its last annual distribution in the year designated in that Fund’s name. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage.

The Funds have different Terms, initial payout ratios (target distribution per share divided by net asset value per share) and objectives. To choose which Fund may be right for you, see “Choosing a Fund”.

In general, if a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into asset classes with higher risk and higher potential return. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher

1

potential for return to increase the likelihood that the Fund can make its target distributions. For more information, please refer to the section “Investments of the Funds” below.

Target Distributions and Return of Capital

The Funds seek to provide steady, predictable, but not guaranteed, distributions.

The Accelerated Distribution Fund has a higher initial payout ratio (target distribution per share divided by net asset value per share) than the Retirement Distribution Fund or the Extended Distribution Fund. Because a Fund’s net asset value (“NAV”) changes daily, a Fund’s payout ratio will change on a daily basis. To calculate the number of shares you should buy, see “Determining How Many Shares to Buy”.

The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified in the table below.

The Funds may not have sufficient income from dividends and interest, short-term realized capital gains and long-term realized capital gains to pay their target distributions. If this occurs, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means you will receive a portion of your investment back as part or all of the annual target distribution. A return of capital is not taxed at the time of a distribution but it results in a reduction in the tax basis of your shares. For more information on return of capital, please refer to the section “Dividends and Distributions” and to Appendix A for an illustration of the impact of a return of capital.

If a Fund commences operations later in a calendar year of if you buy your shares later in a calendar year, a portion of the annual target distribution may be attributable to income or net gains that the Fund and/or the Underlying Funds earned prior to your purchase of shares. In such a case, you would generally be taxed on the distribution of such earnings.

In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

The following table sets forth the initial target distributions for the Funds. As described below under “Distribution Overages and Annual Adjustment to Target Distribution,” the target distribution per share will be reduced in future years to adjust for any previous Distribution Overages that have been made. As described below under “External Advisory Fees and Annual Change in Target Distribution Per Share,” the target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. The Prospectus will be supplemented to reflect any change in target distribution amount.

Annual Target Distributions:

Retirement Distribution Fund	$0.70 per share per year payable annually

Accelerated Distribution Fund	$1.00 per share per year payable annually

Extended Distribution Fund	$0.60 per share per year payable annually

These distributions are not guaranteed and may include a return of capital.

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages”.

The distributions are not guaranteed.

A Fund’s payout ratio will change on a daily basis.

The target annual distribution may include a return of capital. This means you could receive a portion of your investment back as part or all of an annual distribution.

The target distributions per share will be reduced in future years to adjust for any Distribution Overages.

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Required Tax Distributions include the following:

Income plus short-term realized capital gains plus long-term realized capital gains

Where Required Tax Distributions are greater than the annual target distribution, Distribution Overages are computed as follows:

Required Tax Distributions less target annual distribution

To the extent that a Fund makes Distribution Overages over and above the stated target distributions in a particular year, the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. You will own the same number of shares but the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, your distribution will decrease.

Please see Appendix A for an example of how the Funds will calculate their reduced per share distributions for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

For additional information on the Funds’ distributions policies please refer to the section “Dividends and Distributions”.

External Advisory Fees and Annual Change in Target Distribution Per Share

The Funds’ investment model assumes the redemption of shares from your account to pay your financial intermediary a 1.00% fee per year. As a result of such redemptions, you would hold fewer shares of the Funds and the Funds will increase their per share target distribution for subsequent years. However, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at an increased amount per share, you will own fewer shares.

If your financial intermediary redeems shares prior to the target distribution being paid in the year that you invest in a Fund, you must take into account that redemption in calculating the number of shares to buy. Please see Appendix B for an example of this calculation.

If your financial intermediary redeems shares from your account in an amount that exceeds 1% of your account value in any year, your distributions in future years will be lower and the amount of your initial investment that may remain at the end of the period will be lower than it otherwise would have been.

Aggregate Change in Target Distribution Per Share

If there is no Distribution Overage in a particular year, your target distribution per share for the next year will increase as described in “External Advisory Fees and Annual Change in Target Distribution Per Share.” However, if there is a Distribution Overage, your target distribution per share for the next year may decrease or increase depending upon the amount of the decrease in the target distribution per share resulting from the Distribution Overage and the amount of the increase in the target distribution per share resulting from the redemption of shares to pay your financial intermediary. However, assuming you have immediately reinvested the shares you receive from any Distribution Overage, the combination of the two adjustments to the target distribution per share described above are

In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages”.

If your financial intermediary redeems shares from your account in an amount that exceeds 1% of your account value, your distributions will be lower and the amount of your initial investment that may remain at the end of the period will be lower.

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intended to ensure that you receive substantially the same distribution in the subsequent year as in the previous year. Please see Appendix A for more details.

Impact of Changes in Net Asset Value

If the NAV per share for a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments or payments of distributions, that Fund’s payout ratio will increase. This means that you would need to make a smaller initial investment in order to receive the same annual distribution. If the NAV per share of a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

If the NAV per share for a Fund increases from the initial NAV of $10.00 per share due to increases in the value of a Fund’s investments, that Fund’s payout ratio will decrease. This means that you would need to make a larger initial investment in order to receive the same annual distribution. If the NAV per share of a Fund increases from the initial NAV of $10.00 per share due to increases in the value of the Fund’s investments, there is a greater probability that the Fund will make the full amount of each of its target distributions and that a portion of your initial investment will remain at the end of the Term.

You can determine the amount that the NAV per share of a Fund has increased or decreased due to changes in the value of the Fund’s investments by adding the amount of the distribution per share that has been paid each year to the current day’s NAV per share and comparing that sum to the initial NAV of $10.00 per share.

Investments of the Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds currently include the Russell U.S. Core Equity, Russell U.S. Small & Mid Cap, Russell U.S. Quantitative Equity, Russell International Developed Markets, Russell Global Equity, Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell Emerging Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all of the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

The dynamic asset allocation investment strategy used by each Fund to allocate assets among the Underlying Funds is determined pursuant to a quantitative model. While each Fund uses the same quantitative model, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors are the future distributions to be made by a Fund, the per share NAV of a Fund, the time remaining until the end of a Fund’s 10-year or 20-year Term and the redemption of shares to pay your financial intermediary an assumed 1.00% external advisory fee. The model is run at the end of each trading day to determine the appropriate asset class allocation. A proprietary formula is then used to determine the appropriate allocation to each Underlying Fund. If the application of this formula yields an asset allocation that exceeds specified tolerance levels, a Fund’s allocation to the Underlying Funds is changed.

The model will generally result in the following allocation changes. If a Fund has investment performance above the performance assumptions in the investment model, the Fund’s investments will shift into Underlying Funds with higher risk and higher potential return. This is because the Fund will have more assets from which to make its target distributions, making it more likely that a Fund will be able to meet its objective of providing a stated annual target distribution. This more aggressive asset allocation is intended to maximize investment return over the remaining life of a Fund and, in the case of the Retirement Distribution Fund and the Extended Distribution Fund, to increase those Funds’ ability to meet their secondary objective of preservation of a portion of capital initially invested. Conversely, investment performance below performance assumptions in the investment model will generally cause a Fund’s portfolio to shift toward a more conservative asset allocation to increase the probability of meeting the Fund’s primary objective of paying its stated target distributions. However, if investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

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The Funds may also invest in fixed income securities issued or guaranteed by the U.S. government or by its agencies and instrumentalities and in index and currency futures and options. It is expected that as a Fund draws near to the end of its 10-year or 20-year term, it may be more effective for the Fund to invest in index and currency futures and options rather than investing in shares of the Underlying Funds. A Fund may use derivatives such as index and currency futures and options as a substitute for holding physical securities or to facilitate the implementation of its investment strategy, but not for leverage or speculative purposes.

Principal Risks

You should consider the following factors before investing in a Fund:

•	An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

•

Investors who purchase shares in the subsequent years after a Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period. Consequently, the Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

•

Neither the Funds nor their investment advisor, Russell Investment Management Company (“RIMCo”), can offer any assurance that a Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of a Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of a Fund’s 10-year or 20-year Term.

•

If the NAV per share of a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

•

Each Fund intends to make its target distribution each year, whether or not the Fund realizes income and capital gains sufficient to pay these distributions. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Retirement Distribution Fund and the Extended Distribution Fund achieving their secondary objective of preservation of a portion of the capital initially invested.

•

Each Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate prior to the end of its Term.

•

If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk to increase the likelihood that the Fund can make its target distributions.

•

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

•

A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For further detail on the risks summarized, please refer to the section “Risks.”

•

The Funds are exposed, through the Underlying Funds, to the risks associated with the multi-manager approach to investing. The investment styles employed by the Underlying Funds’ managers may not be complementary, and the use of a multi-manager approach could result in the Underlying Funds holding a concentration of certain types of securities and/or having a high level of portfolio turnover.

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•

The Funds are exposed, through the Underlying Funds, to the risks associated with security selection. The securities chosen by RIMCo or a money manager to be in an Underlying Fund’s portfolio may decline in value. Security selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with equity securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•

The Funds’ exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the U.S.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed-income securities. Prices of fixed-income securities, including those issued or guaranteed by the U.S. government, rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, U.S. government obligations may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with fixed-income securities, including mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages. The Funds are primarily exposed, through the Underlying Funds, to debt securities that are rated investment grade as determined by one or more nationally recognized securities rating organizations. However, the Funds may be exposed, through the Underlying Funds, to debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or to unrated securities judged by an Underlying Fund to be of comparable quality. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with debt securities that are rated below investment grade. These securities are commonly referred to as high-yield or “junk bonds” and involve higher risks, higher volatility and higher risk of default than investment grade bonds.

•

The Funds may invest in derivatives to gain exposure to certain markets. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with derivatives, including futures contracts, options, forwards, swaps and forward currency contracts. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with transactions giving rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities and may cause a Fund to be more volatile than if the Fund had not been leveraged.

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•

The Funds are exposed, through the Underlying Funds, to the risks associated with short sales. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold in addition to the costs associated with establishing, maintaining and closing out the short position.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with investing in real estate securities, including REITs. The value of securities of companies involved in the real estate industry fluctuates as real estate values go up an down. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with investing in depositary receipts. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

•

The Funds are exposed, through the Underlying Funds, to the risks associated with investing in illiquid securities. An Underlying Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

•	An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•

The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

•

These are new Funds without operating history, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

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OTHER IMPORTANT CONSIDERATIONS

Not a Complete Solution. The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including what your income or cash flow needs will be, how long you estimate you will need that income or cash flow, what other sources of income or cash flow you may have and, if you are purchasing shares of a Fund in an IRA account, whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions once you reach age 70 1 /2.

You should consult your own financial and/or tax advisor to determine whether these Funds are an appropriate investment for you.

End of Term. Once a Fund has reached the end of its 10-year or 20-year Term, that Fund may, depending on the facts and circumstances at the time and contingent upon any required Board approval, be merged into another fund and it will no longer make its target distributions. If a Fund is not merged into another fund, it will no longer make its target distributions and the Fund will liquidate and distribute its remaining assets to shareholders. The Board may liquidate or merge a Fund without shareholder approval.

Early Fund Liquidation. Additionally, a Fund may be liquidated prior to the end of its 10-year or 20-year Term if the assets of that Fund are not sufficient to sustain the continued operations of that Fund or if investment performance is substantially below assumptions in the investment model resulting in a Fund not being able to meet its investment objective(s). If this happens, you will stop receiving the target distributions and the Fund will distribute its remaining assets to shareholders. The Board may liquidate a Fund without shareholder approval.

Buying Shares subsequent to the year a Fund commenced operations. The Term of a Fund is measured from the date the Fund commences operations, not when you purchase shares of a Fund. The Funds are designed primarily for investors who purchase shares in the first few years following the inception of the Funds.

The Funds commenced operation in 2008. If you buy Shares in subsequent years, you will receive distributions for a shorter period of time than shareholders who purchased their shares earlier. You will also have a different payout ratio and percentage of your initial investment remaining at the end of the Term, which may be lower or higher than if your shares had been purchased earlier.

Diversification. Each Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds), and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, each of the Underlying Funds in which the Funds invest, except the Russell Real Estate Securities Fund, is a diversified investment company, and therefore the Funds are not subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Direct Investment in the Underlying Funds. You may invest directly in the Underlying Funds in which the Funds invest. However, because of the Funds’ proprietary dynamic asset allocation investment model, investors who invest directly in the Underlying Funds will not be able to replicate the Funds’ investment objectives or strategies.

Funds May Close to New Investors. A Fund may close to new investors under certain circumstances, including, but not limited to, the following: 1) if the net asset value of the Fund becomes so large due to strong market returns that the payout ratio becomes so small as to no longer be meaningful, or 2) if the net asset value of the Fund becomes too low relative to the remaining distributions that there would be a significant risk that future distributions would not be made. Additionally, if a new RIC target distribution fund is launched with a new ten or twenty year term, a Fund may be closed as well. The Funds may close to new

You should consult your own financial and/or tax advisor to determine whether these Funds are an appropriate investment for you.

A Fund may be liquidated prior to the end of its Term. If this happens you will stop receiving the target distributions.

The Funds commenced operations in 2008. If you buy Shares in subsequent years, you will receive distributions for a shorter period of time than shareholders who purchased their shares earlier.

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investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Choosing a Fund

Choosing a Fund Based on its Investment Objective and Strategy

Each Fund is managed pursuant to the same quantitative model and employs the same dynamic asset allocation investment strategies. However, the model will result in a different asset allocation for each Fund depending upon the value of the factors considered by the model. These factors are the future distributions to be made by a Fund, the per share NAV of a Fund, the time remaining until the end of a Fund’s 10-year or 20-year Term and the redemption of shares to pay your financial intermediary an assumed 1.00% external advisory fee. The allocation of the Funds to the Underlying Funds is determined by this model. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

When selecting a Fund, you must consider how important preservation of capital is to you. The Retirement Distribution Fund and the Extended Distribution Fund are managed with the secondary objective of seeking preservation of a portion of the capital initially invested and RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of those two Funds. However, it is possible that none of your initial investment will remain at the end of the Term.

Secondly, you should consider the time period during which you seek to receive distributions. The Retirement Distribution Fund and the Accelerated Distribution Fund seek to provide a stated annual target distribution for 10 years from their inception. The Extended Distribution Fund seeks to provide a stated annual target distribution for 20 years from its inception. The Funds commenced operations in 2008. Each Fund will make its last annual distribution in the year designated in that Fund’s name.

Finally, if you have chosen a Fund that seeks to provide a stated annual target distribution for 10 years from its inception, you must decide whether you prefer an accelerated (higher initial payout ratio) or non-accelerated (lower initial payout ratio) target distribution, bearing in mind that this will have an impact on the amount of your initial investment that may remain at the end of the period. If you seek a higher payout ratio (target distribution per share divided by net asset value per share), you would consider an accelerated target distribution strategy. If you seek the possibility of more of your initial investment remaining at the end of the Fund’s ten year Term, you would consider a non-accelerated target distribution strategy. Although the Accelerated Distribution Fund is not managed with the secondary objective of preserving a portion of your initial investment, RIMCo expects, but cannot guarantee, that a portion of your initial investment will remain at the end of the Term of the Accelerated Distribution Fund. However, it is possible that none of your initial investment will remain at the end of the Term.

These differences are illustrated by the table below:

Fund	Secondary Objective of Capital Preservation	Distribution Term	Payout Ratio[1]
Retirement Distribution Fund	Yes	10 Years	Non-Accelerated
Accelerated Distribution Fund	No	10 Years	Accelerated
Extended Distribution Fund	Yes	20 Years	Non-Accelerated

1	The payout ratio is equal to the target distribution per share divided by the net asset value per share. Because a Fund’s net asset value per share changes daily, each Fund’s payout ratio will change daily. An accelerated payout ratio means a faster distribution (or “decumulation”) of assets. RIMCo expects that an accelerated payout ratio will result in less of your initial investment remaining at the end of a Fund’s Term.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund,

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you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Determining How Many Shares to Buy

Once you have selected a Fund, you must then decide how many shares of that Fund you wish to purchase. First, determine the annual distribution amount that you wish to receive. Next, divide that amount by the per share annual target distribution amount of your selected Fund specified above to determine the number of shares you should purchase. Multiply the number of shares by the current NAV per share to determine your initial investment amount. You will need to take into account the redemption of shares from your account to pay your financial intermediary. An example of this calculation is set forth in Appendix B. If you would like assistance with this calculation, please contact your Financial Intermediary.

Performance

Because the Funds are new, performance history and average annual returns for these Funds are not included in this Prospectus. Performance history and average annual returns for all Funds will be available after each Fund has been in operation for one calendar year.

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Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Sales Charge (Load) Imposed on Reinvested Dividends	Maximum Deferred Sales Charge (Load)	Redemption Fees*	Exchange Fees
All Funds	None	None	None	None	None

*	Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section “Payment of Redemption Proceeds.”

Annual Fund Operating Expenses#

(expenses that are deducted from Fund assets)

(% of net assets)

Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The Funds’ Net Annual Fund Operating Expense ratios in the table below are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which they invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of a Fund’s assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds. To the extent that a Fund’s assets decrease over time, that Fund’s gross expense ratio would increase, but the Fund’s net expense ratio would not increase to the extent that RIMCo has agreed to maintain its expense waiver and reimbursement agreements.

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses*	Acquired (Underlying) Fund Fees and Expenses##	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses
2017 Retirement Distribution Fund – S Shares	0.20%	0.00%	0.83%	0.85%	1.88%	(0.73)%	1.15%
2017 Accelerated Distribution Fund – S Shares	0.20%	0.00%	0.83%	0.71%	1.74%	(0.78)%	0.96%
2027 Extended Distribution Fund – S Shares	0.20%	0.00%	0.83%	0.74%	1.77%	(0.77)%	1.00%

*	“Other Expenses” includes an administrative fee of 0.05% of average daily net assets.

“Other Expenses” are based on estimates for the current fiscal year.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

##	The Acquired (Underlying) Fund Fees and Expenses reflect the proportionate share of the expenses of the Underlying Funds in which the Funds invest and is based on each Fund’s expected initial allocation to the Underlying Funds.

###	At least until February 28, 2009, the Retirement Distribution Fund’s annual direct and indirect operating expenses are capped at the greater of (a) 1.15% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Accelerated Distribution Fund’s annual direct and indirect operating expenses are capped at the greater of (a) 0.96% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Extended Distribution Fund’s annual direct and indirect operating expenses are capped at the greater of (a) 1.00% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

Direct and indirect operating expenses do not include extraordinary expenses. These caps may not be terminated during the relevant period except at the Board’s discretion.

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Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the three year period takes such fee waivers and/or reimbursements into account only for the first year of the period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years
2017 Retirement Distribution Fund – S Shares	$117	$519
2017 Accelerated Distribution Fund – S Shares	98	472
2027 Extended Distribution Fund – S Shares	102	482

MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS

The Funds’ and Underlying Funds’ investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2007, managed over $43.4 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”) was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds’ and Underlying Funds’ administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo.

The Russell Investment Company (“RIC”) funds (“RIC Funds”) are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds’ adviser or distributor (“Financial Intermediaries”). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use RIMCo’s “multi-style, multi-manager diversification” investment method and to obtain RIMCo’s and Russell’s money manager research services.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Funds and Underlying Funds do not compensate Russell for these services.

Unlike most investment companies that have a single organization that acts as investment adviser, the Funds, other than the Russell Money Market Fund, divide responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets, other than the Russell Money Market Fund’s assets, are invested using a “multi-style, multi-manager diversification” technique.

Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor’s individual needs. RIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

Each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Funds’ and Underlying Funds’ investment adviser, evaluates and oversees the Underlying Funds’

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money managers as more fully described below. Each of the Underlying Fund’s money managers makes investment decisions for the portion of the Underlying Fund assigned to it by RIMCo. RFSC, in its capacity as the Funds’ and Underlying Funds’ administrator, provides or oversees the provision of all administration services for the Funds and Underlying Funds. The Funds’ custodian, State Street Bank, maintains custody of all of the Funds’ and Underlying Funds’ assets. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund. RIMCo manages the Underlying Funds by directly managing a portion of each Underlying Fund’s assets and allocating the remaining assets among the Underlying Fund’s money managers. RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among those money managers, oversees them and evaluates their performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. Except for the Russell Money Market Fund, RIMCo allocates most of each Underlying Fund’s assets to multiple money managers. RIMCo exercises investment discretion over the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Currently, RIMCo manages a portion of certain Underlying Funds’ assets pursuant to a “select holdings” strategy as described later in this Prospectus. RIMCo also exercises investment discretion for each Underlying Fund’s cash reserves by selecting the individual portfolio securities for those portions of assets and may also directly manage portions of an Underlying Fund during transitions between money managers.

RIMCo’s employees who manage the RIC Funds, oversee the money managers of the RIC Funds and have primary responsibility for the management of the RIC Funds (the “RIMCo Managers”) are:

•

Scott Crawshaw, Portfolio Manager since January 2006. From 2004 to 2006, Mr. Crawshaw was a Research Analyst with Russell Investments Limited, an affiliate of RIMCo. From 1998 to 2003, Mr. Crawshaw was a global emerging markets fund manager for ISIS Asset Management PLC. Mr. Crawshaw has primary responsibility for the management of the Russell Emerging Markets Fund.

•

Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson is Director, Real Estate Securities. Mr. Eidelson has primary responsibility for the management of the Russell Real Estate Securities Fund.

•

Tereasa Gandhi, Portfolio Manager since January 2006. Before rejoining Russell as a Senior Research Analyst in September 2003, Ms. Gandhi was a consultant on the Russell Developing Managers initiative from February 2003 to September 2003. Ms. Gandhi has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap and Russell U.S. Growth Funds.

•

Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers. Mr. Hoffman has primary responsibility for the management of the Russell Global Equity Fund.

•

Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

•	Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Russell U.S. Value Fund.

•

Jill F. Johnson, Portfolio Manager since May 2004. Ms. Johnson started at Russell as Senior Investment Officer in March 2000 and was promoted to Portfolio Manager in May 2004. Ms. Johnson has primary responsibility for the management of the Equity Growth Strategy, Growth Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Russell Tax-Managed Global Equity, 2010 Strategy, 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds and the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares.

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•	James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the Russell International Developed Markets Fund.

•

Kelly K. Mainelli, Senior Portfolio Manager since July 2007. Prior to joining Russell, Mr. Mainelli was the Director of Fixed Income for Columbia Funds from June 2002 to June 2007. Mr. Mainelli has primary responsibility for the management of the Russell Money Market Fund.

•

Brian C. Mock, Portfolio Manager since April 2005. From 1998 to 2005, Mr. Mock was a Senior Portfolio Trader. Mr. Mock has primary responsibility for the management of the portions of the portfolios of certain Funds allocated to the select holdings strategy which may be employed by certain Underlying Funds as described under “Investment Objective and Investment Strategies” later in this Prospectus.

•

Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. Mr. Monroe has primary responsibility for the management of the Russell U.S. Quantitative Equity Fund.

•

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

•	Stephen W. Skatrud, Portfolio Manager since December 2001. Mr. Skatrud has primary responsibility for the management of the Russell U.S. Core Equity Fund.

•

Christopher D. Tessin, Portfolio Manager since September 2006. From 2005 to 2006, Mr. Tessin was an Associate Portfolio Manager. From 2003 to 2005, Mr. Tessin was a Research Analyst. From January 2001 to July 2003, Mr. Tessin worked in equity research at Bear Stearns. Mr. Tessin has primary responsibility for the management of the Russell U.S. Small & Mid Cap Fund.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

Because the Funds are new, the Funds have not paid RIMCo any advisory fees. The annual rate of advisory fees for the Funds will be paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets, currently at a rate of 0.20%, gross of any fee waivers or reimbursements.

In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Russell U.S. Core Equity Fund, 0.55%; Russell U.S. Small & Mid Cap Fund, 0.70%; Russell U.S. Quantitative Equity Fund, 0.55%; Russell International Developed Markets Fund, 0.70%; Russell Short Duration Bond Fund, 0.45%; Russell Strategic Bond Fund, 0.50%; Russell Real Estate Securities Fund, 0.80%; Russell Global Equity Fund, 0.95%; Russell Emerging Markets Fund, 1.15% and Russell Money Market Fund, 0.20%.

In addition to the advisory and administrative fees payable by the Underlying Funds to RIMCo and RFSC, respectively, each Underlying Fund that invests its cash reserves or collateral received in securities lending transactions in the Russell Money Market Fund pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of the Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Russell Money Market Fund pays to RIMCo and RFSC, respectively. The cash reserves and a portion of the securities lending collateral for all Underlying Funds are invested in the Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves and securities lending collateral invested in the Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements). These fees are included in the Acquired (Underlying) Fund Fees and Expenses in the Funds’ Annual Fund Operating Expenses table above.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between RIMCo and the Funds is available in the Funds’ semiannual report to shareholders covering the period ended April 30, 2008.

THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

Each Underlying Fund allocates most of its assets among the money managers listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Underlying Funds’ adviser, may change the allocation of an Underlying Fund’s assets at any time.

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Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund’s assets. At the same time, however, each money manager must operate within each Underlying Fund’s investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers’ activities are subject to general oversight by the Board and the Underlying Funds’ officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager’s individual security selections.

The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds’ Board, without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

OF THE UNDERLYING FUNDS

The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIC at 800-787-7354.

Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in an Underlying Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval.

RUSSELL U.S. CORE EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Core Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities economically tied to the U.S. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

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•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

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RUSSELL U.S. SMALL & MID CAP FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Small & Mid Cap Fund invests primarily in common stocks of small and medium capitalization companies most of which are U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines medium and small capitalization stocks as stocks of those companies represented by the Russell 2500™ Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $6.2 billion to $261.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years and smaller companies, including companies not listed in the Russell 2500™ Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in small and medium capitalization equity securities economically tied to the U.S. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

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Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL U.S. QUANTITATIVE EQUITY FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell U.S. Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly U.S. based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index. On May 31, 2007, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $468.5 billion to $2.5 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities economically tied to the U.S. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

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The Fund may invest in securities of non-U.S. issuers, typically by purchasing American Depositary Receipts (“ADRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. The Fund will invest primarily in sponsored ADRs but may also invest in unsponsored ADRs. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders.

The Fund pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.

The Fund’s money managers use a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities based upon expected ability to outperform the total return of the benchmark assigned to them by RIMCo. Money managers utilize certain models in their investment process based on research they conduct to identify those models which they believe are predictive of future returns. Examples of those quantitative models that may be used by some or all of the Funds’ money managers include, but are not limited to, dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models. Money managers rank the relative attractiveness of securities based on these models, then use quantitative portfolio construction techniques to create a portfolio they believe most likely to outperform their assigned benchmark. Each money manager performs this process independently from each other money manager.

Certain of the Fund’s money managers employ a limited long-short strategy (also referred to as a 120/20 or 130/30 strategy) pursuant to which they enter into short sales. In a limited long-short strategy, a money manager enters into short sales of securities and uses the proceeds of the short sales of securities to purchase long positions in other securities. As a result, that money manager’s portfolio will have long positions of 120% or 130% and short positions of 20% or 30%, respectively, with the money manager’s net position being 100% long. The money manager will take long positions in securities the money manager believes offer attractive return potential and sell short securities that the money manager believes will underperform. Selling a security short allows the Fund to earn a return from stocks that a money manager expects to underperform, and do underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund currently does not intend to make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. Although short selling implies the use of leverage, the Fund maintains a special custody account that mitigates the leverage effect in that the short sales are fully collateralized.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include

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capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

RIMCo may assign a money manager a specific style or capitalization benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND

Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell International Developed Markets Fund invests primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and ability to invest in markets. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or

21

classification are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. For example, some providers currently classify South Korea and Israel as both developed and emerging markets. Additionally, the categorization of a market may change over time.

As a general rule, the Fund considers the following markets to be Developed Markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in companies that are located in countries with developed markets or that are economically tied to such countries. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Europe, Australia and Far East (EAFE) Index, an index which includes large, medium and small capitalization companies, ranged from approximately $230 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI Europe, Australia and Far East (EAFE) Index.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

22

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

RIMCo may employ a “select holdings” strategy for a portion of the Fund’s assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo periodically analyzes the holdings in the Fund segments assigned to money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for the Fund. The strategy is designed to increase the Fund’s exposure to stocks that are viewed as attractive by multiple money managers.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage

23

properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL GLOBAL EQUITY FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $520 billion to $300 million. The Fund may invest in companies and countries not included within the MSCI World Index.

The Fund may purchase American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

24

The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager’s judgment regarding the direction of the market for a particular foreign currency or currencies.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy. Some emerging market countries do not permit foreigners to participate directly in their

25

securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

The Fund may invest in warrants and convertible securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL SHORT DURATION BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Principal Investment Strategies

The Russell Short Duration Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including TIPS (Treasury Inflation Protected Securities) and zero coupon securities) and to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund’s money managers identify sectors of the fixed-income market that they believe are undervalued and focus the Fund’s investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund

26

may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.”

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt obligations.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

27

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL STRATEGIC BOND FUND

Non-Fundamental Investment Objective

Seeks to provide current income, and as a secondary objective, capital appreciation.

Principal Investment Strategies

The Russell Strategic Bond Fund invests primarily in bonds. Bonds are fixed-income securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund holds fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. The Fund holds asset-backed securities and mortgage-backed securities, including collateralized mortgage obligations and commercial mortgage-backed securities. The Fund purchases loans and other direct indebtedness, and invests in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

A majority of the Fund’s assets are U.S. dollar denominated but the Fund may invest in non-U.S. debt securities including emerging markets debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady bonds.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as high-yield or “junk bonds.” Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. For example, the money managers may identify sectors of the fixed-income market that they believe are undervalued and focus their investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund invests in certain types of derivative instruments. The Fund may purchase and sell futures contracts, including interest rate, foreign currency and Treasury futures, and enter into options, when issued transactions (also called forward commitments), forward foreign currency contracts, swap agreements or swaptions as a substitute for holding securities directly, for hedging purposes, to take a net short position in certain markets, or to adjust the interest rate sensitivity and duration of the Fund’s

28

portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

The duration of the Fund’s portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 2007, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund employs multiple money managers, each with its own investment style. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another. Fund assets not allocated to money managers are managed by RIMCo.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by purchasing fixed income securities and/or derivatives to expose the Fund’s cash reserves to changes in interest rates.

The Fund may invest in other investment companies and pooled investment vehicles. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund. From time to time, the Fund may invest in municipal debt securities.

The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

29

The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL REAL ESTATE SECURITIES FUND

Non-Fundamental Investment Objective

Seeks to provide current income and long term capital growth.

Principal Investment Strategies

The Russell Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”). The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, management or sale of residential, commercial or industrial real estate.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund primarily invests in companies which are U.S. based. The Fund also invests in non-U.S. real estate securities.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by RIMCo.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to respond to consolidation in the REIT industry and to take larger positions in one or more issuers in the REIT industry.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including the Russell Money Market Fund.

The Fund may also invest in non-U.S. issuers, by purchasing American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and

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trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL EMERGING MARKETS FUND

Non-Fundamental Investment Objective

Seeks to provide long term capital growth.

Principal Investment Strategies

The Russell Emerging Markets Fund will primarily invest in equity securities, including common stock and preferred stock, of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as “Emerging Market Companies.” For purposes of the Fund’s operations, “emerging market countries” include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

The Fund invests in large, medium and small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2007, the market capitalization of companies in the Fund’s benchmark, the MSCI Emerging Markets Index, an index which includes large, medium and small capitalization companies, ranged from approximately $133 billion to $100 million. The Fund may invest in companies and countries not included within the MSCI Emerging Markets Index.

The Fund invests in common stocks, and to a lesser extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-U.S. companies. The Fund’s securities are denominated primarily in foreign currencies and may be held outside the U.S. Securities held by the Fund which are denominated in U.S. dollars are still subject to currency risk.

The depositary receipts that the Fund may purchase include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and higher liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a

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company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs. In a sponsored ADR, GDR, or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR/GDR/EDR holders.

The Fund invests in certain types of derivative instruments. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to manage country and currency exposure as a substitute for holding securities directly or to facilitate the implementation of its investment strategy.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when a money manager believes it is appropriate to do so, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.

The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles and different investment approaches. Fund assets not allocated to money managers are managed by RIMCo. The Fund focuses mainly on the investment approaches of money managers but also uses three principal investment styles intended to complement one another:

•	Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

•

Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers’ historical and expected investment returns correlate with one another.

Money managers may employ a fundamental investment approach or a quantitative investment approach. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund intends to be fully invested at all times.

Non-Principal Investment Strategies

The Fund, like any mutual fund, maintains cash reserves, (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments,

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including the Russell Money Market Fund. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses. By investing in pooled investment vehicles indirectly through the Fund, a shareholder will bear expenses of the pooled investment vehicles in addition to expenses of the Fund.

The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies.

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral to secure the obligations of the borrower.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

RUSSELL MONEY MARKET FUND

Non-Fundamental Investment Objective

Seeks to maximize current income while preserving capital and liquidity.

Principal Investment Strategies

The Russell Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. However, variable rate securities issued by the U.S. government or its agencies or instrumentalities may have longer maturities. The Fund invests in securities issued by U.S. and foreign banks, commercial paper including asset-backed commercial paper, asset-backed securities, and short-term debt of U.S. and foreign corporations and trusts. The Fund also invests in bank instruments including certificates of deposit, Euro dollar certificates of deposit, Euro dollar time deposits and Yankee certificates of deposit. The Fund’s investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Russell Money Market Fund may also invest in various types of funding agreements. These agreements are obligations of indebtedness negotiated privately between an investor and an insurance company.

The Fund enters into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreements and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

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The Russell Money Market Fund may invest in corporate debt securities and dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations (Yankee Bonds).

Up to 10% of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund invests in restricted securities such as securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act, but which may be deemed liquid by RIMCo pursuant to the Fund’s policies and procedures. The dollar-weighted average maturity of the Fund’s portfolio is 90 days or less.

The Russell Money Market Fund may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price.

The Russell Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

The Fund seeks to maintain a net asset value of $1.00 per share.

Non-Principal Investment Strategies

The Fund may purchase investment-grade municipal debt obligations. These obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

The Fund may invest in securities issued by registered investment companies that are money market funds. Additionally, the Fund may invest in indexed commercial paper. The Fund holds securities issued or guaranteed by the U.S. government or its agencies. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.

On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

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RISKS

An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table lists the Funds and the types of risks the Funds are subject to, including risks based on the investments made by the Underlying Funds, and identifies which Funds and Underlying Funds are most likely to be affected by each risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

	FUNDS			UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	2017 Retirement Distribution Fund – S Shares	2017 Accelerated Distribution Fund – S Shares	2027 Extended Distribution Fund – S Shares	Russell U.S. Core Equity	Russell U.S. Quantitative Equity	Russell U.S. Small & Mid Cap	Russell Real Estate Securities	Russell Global Equity	Russell International Developed Markets	Russell Emerging Markets	Russell Strategic Bond	Russell Short Duration Bond	Russell Money Market
RISKS
Purchase After Commencement	•	•	•
Target Distribution	•	•	•
Impact of Changes to Net Asset Value	•	•	•
Return of Capital	•	•	•
Sufficient Assets	•	•	•
Investment Model Assumptions	•	•	•
New Funds	•	•	•
Investing in Underlying Funds	•	•	•
Asset Allocation	•	•	•
Multi-Manager Approach	•	•	•	•	•	•	•	•	•	•	•	•
Security Selection and Market Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
“Select Holdings” Strategy	•	•	•	•	•				•
Equity Securities
Common Stocks	•	•	•	•	•	•	•	•	•	•
Value Stocks	•	•	•	•		•		•	•	•
Growth Stocks	•	•	•	•		•		•	•	•
Market-Oriented Investments	•	•	•	•	•	•		•	•	•
Quantitative Investing	•	•	•	•	•	•		•	•	•
Securities of Small Capitalization Companies	•	•	•			•		•	•	•
Preferred Stocks	•	•	•					•	•	•
Fixed-Income Securities	•	•	•								•	•	•
Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)	•	•	•								•	•
Government Issued or Guaranteed Securities, U.S. Government Securities	•	•	•								•	•	¡
Municipal Obligations	¡	¡	¡								¡	¡	¡

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	FUNDS			UNDERLYING FUNDS
• = Principal Risk ¡ = Non-Principal Risk	2017 Retirement Distribution Fund – S Shares	2017 Accelerated Distribution Fund – S Shares	2027 Extended Distribution Fund – S Shares	Russell U.S. Core Equity	Russell U.S. Quantitative Equity	Russell U.S. Small & Mid Cap	Russell Real Estate Securities	Russell Global Equity	Russell International Developed Markets	Russell Emerging Markets	Russell Strategic Bond	Russell Short Duration Bond	Russell Money Market
Money Market Securities (including instruments of U.S. Banks and Corporations)	•	•	•										•
Stable $1.00 Net Asset Value Risk	•	•	•										•
Mortgage or Asset Backed Securities	•	•	•								•	•	•
Asset-Backed Commercial Paper	•	•	•										•
Funding Agreements	•	•	•										•
Credit and Liquidity Enhancements	•	•	•								•	•	•
Repurchase Agreements	•	•	•								¡	¡	•
Demand Notes	•	•	•										•
International Securities	•	•	•				•	•	•	•	•	•
Non-U.S. Equity Securities	•	•	•				•	•	•	•
Non-U.S. Debt Securities	•	•	•								•	•
Emerging Markets Debt	¡	¡	¡								•	•
Brady Bonds	•	•	•								•	•
Emerging Market Countries	•	•	•					•	•	•
Instruments of U.S. and Foreign Banks and Foreign Corporations	•	•	•								•	•	•
Currency Risk	•	•	•				•	•	•	•	•	•
Synthetic Foreign Equity Securities	¡	¡	¡					¡	¡	•
Equity Linked Notes	¡	¡	¡					¡	¡	•
Derivatives (Futures Contracts, Options, Forwards and Swaps)	•	•	•	¡	¡	¡		¡	¡	•	•	•	¡
Forward Currency Contracts	•	•	•					•	•		•	•
Leveraging Risk	•	•	•		•						•	•
Short Sales	•	•	•		•
Real Estate Securities	•	•	•			•	•	¡	¡	¡
REITs	•	•	•			•	•	¡	¡	¡
Depositary Receipts	•	•	•	•	•	•	¡	•	•	•
Illiquid Securities	•	•	•			¡	¡	¡	¡	¡	•	•	•
Non-Diversification Risk	¡	¡	¡				•
Industry Concentration Risk	¡	¡	¡				•
Exposing Cash Reserves to Appropriate Markets	¡	¡	¡	¡	¡	¡		¡	¡	¡	¡	¡	¡
Securities Lending	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡	¡
Funds of Funds Investment Risk	¡	¡	¡	•	•	•	•	•	•	•	•	•	¡

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In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table at the beginning of the Risks section.

Purchase After Commencement

Investors who purchase shares in the subsequent years after a Fund’s commencement of operations may not receive the same results as investors who purchase shares during the initial investment period. This may include a different payout ratio and/or a different amount of the investor’s initial investment remaining at the end of the period. Consequently, the Funds may close to new investors and to additional investment by existing shareholders (except for re-investment of Distribution Overages) if the Funds determine that such further investment will result in the Funds being less likely to meet their investment objectives.

Target Distribution

Neither the Funds nor RIMCo can offer any assurance that a Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of a Fund to make its target distribution as well as the amount of your initial investment that will remain at the end of a Fund’s 10-year or 20-year term.

Impact of Changes to Net Asset Value

If the NAV per share of a Fund decreases from the initial NAV of $10.00 per share due to declines in the value of the Fund’s investments, there is a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment that will remain at the end of the Term will be less and may possibly be zero.

Return of Capital

Each Fund intends to make its target distribution each year, whether or not the Fund realizes income and capital gains sufficient to pay these distributions. To the extent that income and capital gains are insufficient to fund the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Retirement Distribution Fund and the Extended Distribution Fund achieving their secondary objective of preservation of a portion of the capital initially invested.

Sufficient Assets

Each Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Investment Model Assumptions

If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet a Fund’s primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.

New Funds

These are new Funds without an operating history, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Investing in Underlying Funds

Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies.

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Asset Allocation

Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon.

Multi-Manager Approach

The investment styles employed by a Fund’s money managers may not be complementary. The interplay of the various strategies employed by a Fund’s multiple money managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in a Fund’s portfolio may decline in value. Security selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies. Despite the Funds’ strategies to achieve positive investment returns regardless of general market conditions, the values of the Funds’ investments will change with market conditions, and so will the value of any investment in the Funds. Investment in the Funds could be lost or the Funds could underperform other investments.

•	“Select Holdings” Strategy

The “select holdings” strategy amplifies a Fund’s security selection risk and potential underperformance.

Equity Securities

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Value Stocks

Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•	Growth Stocks

Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•	Market-Oriented Investments

Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

•	Quantitative Investing

Securities selected using a quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Additionally, commonality of holdings across quantitative money managers may amplify losses.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies

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generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

•	Preferred Stocks

Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

Fixed-Income Securities

Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. There is also a risk that fixed income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Non-Investment Grade Fixed-Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,

•	Changes in the financial condition of their issuers and

•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk and price depreciation risk. Bonds issued by non-U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. These risks could result in losses to a Fund.

•	Municipal Obligations

Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.

•	Money Market Securities (including instruments of U.S. Banks and Corporations)

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

•	Stable $1.00 Net Asset Value Risk

There is no assurance that the Money Market Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Money Market Fund.

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•	Mortgage-Backed Securities

Mortgage-backed securities (“MBS”) often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of MBS may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in MBS, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

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•	Asset-Backed Securities

Asset-backed securities may include MBS, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

•	Asset-Backed Commercial Paper

Asset-backed commercial paper is subject to the same risks as money market securities generally. In addition, asset-backed commercial paper is usually unregistered. Therefore, transfer of these securities is restricted by the Securities Act of 1933.

•	Funding Agreements

Funding agreements are subject to reinvestment risk and credit risk, as are all money market securities. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.

•	Credit and Liquidity Enhancements

Third parties issue credit and/or liquidity enhancements, which may include letters of credit. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in a guarantor’s credit quality if contemporaneous with adverse changes in the guaranteed security could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.

•	Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur

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costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

•	Demand Notes

Demand notes are obligations with the right to a “put”. The ability of the Fund to exercise the put may depend on the seller’s ability to purchase the securities at the time the put is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put for financial reasons, the Fund may, in the opinion of Fund management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities.

International Securities

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Non-U.S. Debt Securities

A Fund’s non-U.S. debt securities are typically obligations of sovereign governments and corporations. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•	Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. These securities are particularly subject to a risk of default from political instability. There is also the risk that the emerging markets debt securities will be downgraded in credit rating or go into default.

•	Brady Bonds

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the fund to suffer a loss of interest or principal on any of its holdings.

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•	Emerging Market Countries

Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

•	Instruments of U.S. and Foreign Banks and Foreign Corporations

Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.

•	Currency Risk

Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Funds’ investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

•	Synthetic Foreign Equity Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)

International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

•	Equity Linked Notes

An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under

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“Other Financial Instruments Including Derivatives” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund’s predictions of movements in the direction of the securities, currencies or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on a Fund’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for swaps, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the credit default swap is based and (vii) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives. A Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Funds to set aside assets to meet their obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Fund needing to sell securities at a disadvantageous time. A Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Funds to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.

Forward Currency Contracts

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds’ investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, borrowing, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and short sales. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Funds will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

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Short Sales

The Russell U.S. Quantitative Equity Fund will enter into short sales pursuant to a limited long-short strategy. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

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Illiquid Securities

An illiquid security is one that does not have a readily available market or that is subject to resale restrictions. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Non-Diversification Risk

As a non-diversified fund, the Russell Real Estate Securities Fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Industry Concentration Risk

The Russell Real Estate Securities Fund concentrates its investments in real estate securities, including REITs. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates and tax and regulatory requirements.

Exposing Cash Reserves to Appropriate Markets

By exposing its cash reserves to the performance of appropriate markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives, a Fund’s performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of the corresponding market. This approach increases a Fund’s performance if the particular market rises and reduces a Fund’s performance if the particular market declines.

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund. While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Funds of Funds Investment Risk

The Underlying Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Underlying Funds may have a large percentage of their shares owned by such funds of funds. Should RIMCo change a fund of funds’ investment strategies or investment allocations such that a fund of funds invests fewer of its assets in an Underlying Fund or an Underlying Fund is no longer used as an investment of a fund of funds, that Underlying Fund could experience large redemptions of its shares. If these large redemptions occur, an Underlying Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs.

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PORTFOLIO TURNOVER

The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds’ money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds’ portfolio turnover rates which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Distribution Policy

Each Fund seeks to provide steady, predictable, but not guaranteed, distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If a Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.

Target Distributions

The Funds seek to provide steady, predictable, but not guaranteed, distributions. The Funds’ distribution policy, which may be modified at any time by the Board, is to distribute to shareholders the target distributions specified earlier in this Prospectus. A Fund may not have sufficient income to pay its target distributions. Therefore, the Fund’s policy of paying target distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back as part or all of an annual target distribution. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital. In order for you to receive your expected annual target distributions, you must reinvest all “Distribution Overages” as described below under “Distribution Overages and Annual Reduction of Target Distribution Per Share.”

Distribution Overages and Annual Reduction of Target Distribution Per Share

The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains (“Required Tax Distributions”). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. If the Required Tax Distributions are greater than the annual target distribution, there will be a “Distribution Overage” and the target distributions per share will be reduced in future years. Any distributions in excess of the stated target distributions are referred to in this Prospectus as “Distribution Overages.”

To the extent that a Fund has Distribution Overages in a particular year, the Fund will reduce its per share target distribution for subsequent years. If you immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will receive substantially the same distribution in the subsequent year as in the previous year because, although the Fund will make distributions at a reduced amount per share, you will own additional shares. For this reason, the Funds recommend that shareholders reinvest all Distribution Overages. You may elect not to reinvest your Distribution Overages in the Funds but to invest Distribution Overages elsewhere. However, if you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution in the subsequent year. You will own the same number of shares and the Fund will make distributions at a reduced amount per share. Therefore, if you do not immediately reinvest all Distribution Overages by purchasing additional

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Fund shares, your distribution will decrease. Please see Appendix A for an example of how the Funds will calculate their reduced per share distribution amount for the subsequent year and for an example of how your annual distribution will vary if you do not immediately reinvest all Distribution Overages.

Income Dividends

Each Fund distributes substantially all of its net investment income to shareholders each year. The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on an annual basis, with payment being made in mid-December. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months and that are paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Capital Gains Distributions

Each Fund distributes substantially all of its capital gains to shareholders each year. The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing the allocation of its investment in the Underlying Funds.

Return of Capital

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the Fund. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

The Funds may not have sufficient income from dividends and interest and realized capital gains to pay their target distributions. Therefore, the Funds’ policy of paying consistent distributions may result in a return of capital to shareholders. This means that you may receive a portion of your investment back. For more information on return of capital, please refer to Appendix A for an illustration of the impact of a return of capital.

The discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of a return of capital.

Buying a Dividend

If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called “buying a dividend”. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid “buying a dividend”, check a Fund’s distribution dates before you invest. Additionally, because the Funds’ will generally make only one annual distribution, if you purchase shares later in a calendar year, you would generally be taxed on the distribution of the Funds’ income and net gains even though a portion of such amounts may have been earned by the Funds and/or the Underlying Funds prior to your purchase of shares.

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Payment of Distributions

Net investment income dividends and capital gains distributions will be declared and paid annually. The Funds will pay dividends and distribution in cash. While these dividends and distributions should be paid to you in cash, your Financial Intermediary may set your account up to have these dividends and distributions automatically reinvested. Reinvestment of dividends and distributions is not appropriate given the Funds’ objective of seeking to pay a stated annual target distribution.

The Funds recommend that shareholders reinvest all “Distribution Overages.” As described above under “Distribution Overages and Annual Reduction of Target Distribution Per Share,” each Fund will adjust the future target distribution amount for any Distribution Overages. If you do not reinvest all Distribution Overages, you will experience a decrease in the annual amount of distributions you receive from the Fund.

TAXES

In general, distributions, other than a return of capital, from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Dividends paid from a Fund’s ordinary income and short-term capital gains generally will be taxable to you as ordinary income. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares.

If, for any calendar year, the total distributions (net investment income dividend and short-term and long-term capital gain dividends) exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in a Fund. This is considered a return of a portion of a shareholder’s original investment. Distributions in excess of a Fund’s current and accumulated earnings and profits reduce a shareholder’s cost basis in his or her Fund Shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the future sale of Fund Shares. Any such distributions in excess of a shareholder’s cost basis in his or her Fund Shares will be treated as gain from the sale or exchange of those Shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December to shareholders of record in such a month but paid in January are taxable as if they were paid in December.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is currently taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund and/or an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions, and, in many cases, distributions from non-U.S. corporations. The favorable tax rates on qualified dividend income are currently scheduled to expire after 2010.

If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction if certain holding period and other requirements are met.

The Funds make no representation as to the amount or variability of any Fund’s or Underlying Fund’s capital gains distributions, which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders’ redemption patterns and Fund cash equitization activity.

When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors will generally be subject to U.S. withholding and estate taxes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

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By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled “Taxes” in the Funds’ Statement of Additional Information.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

The price of Fund Shares is computed by dividing the current value of a Fund’s assets (i.e., the shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See “How to Purchase Shares,” “How to Redeem Shares” and “Exchange Privilege” for more information.

Valuation of Portfolio Securities

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RFSC. However, the Board retains oversight over the valuation process.

Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument. Investments in other mutual funds are valued at their net asset value per share, calculated at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is

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earlier. The circumstances under which these companies will use fair value pricing and the effects of using fair value pricing can be found in the other mutual funds’ prospectuses.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or brokers (when permitted by the Market Value Procedures).

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement of a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company event such as a material business development, dividend declaration, stock split or rights offering; a natural disaster or emergency situation; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

CLASS S SHARES

The Funds offer one class of Shares, Class S.

Class S

Key features	• No Front-end sales charge • No Deferred sales charge

Annual 12b-1 fees and service fees	• None

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DISTRIBUTION AND PAYMENTS TO FINANCIAL INTERMEDIARIES

Class S Shares participate in neither the Funds’ distribution plan nor the Funds’ shareholder services plan.

RIMCo, RFSC or the Funds’ Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, education, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

RIMCo or the Funds’ Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority relating to the sale of mutual fund shares. Depending upon the arrangements in place at any particular time, Financial Intermediaries may have a financial incentive to recommend a particular Fund or share class.

To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds’ Distributor or RIMCo.

HOW TO PURCHASE SHARES

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

Class S Shares of each Fund may only be purchased by:

(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;

(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;

(3)	clients of Financial Intermediaries who are members of Russell Investments;

(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or

(5)	current/retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell Class E or Class S Shares of the Funds.

The Funds generally do not have the ability to enforce these limitations on access to Class S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class S Shares available to those categories of investors listed above that qualify for access to Class S Shares. However, the Funds will not knowingly sell Class S Shares to any investor not meeting one of the foregoing criteria.

There is currently no required minimum initial investment for the Funds offered by this Prospectus. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to

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RIMCo, the Funds’ Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts. If your Financial Intermediary redeems Shares of a Fund to pay for fees you owe your Financial Intermediary, the target distributions you receive will be smaller.

You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be credited. The Funds may close to new investors for a period of time at the beginning and end of each year in order to calculate and implement any required adjustment to the target distribution.

All purchases must be made in U.S. dollars. Checks and other negotiable bank drafts must be drawn on U.S. banks and made payable to “Russell Investment Company” or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of an insufficient funds check, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks and other cash equivalents will not be accepted.

IRA Considerations. The Funds may not be appropriate for all investors. Shareholders who hold a Fund within a retirement account (such as an IRA) should consult their tax advisers to discuss tax consequences that could result if they receive distributions prior to age 59 1/2 or plan to use the Fund in whole or in part, to meet their annual minimum required distribution.

The Funds are not a complete solution to your retirement income needs. You must weigh many factors when considering whether to invest in the Funds, including whether the Fund’s target distributions will meet the IRS requirements for IRA required minimum distributions for you once you reach age 70 1/2. Before investing in a Fund, you should consider whether to invest non-IRA assets in the Funds or whether you have other IRA assets that can be used to satisfy your required minimum distributions if the target distributions from the Funds do not meet your required minimum distributions. If you redeem Shares of a Fund to meet your required minimum distribution, the aggregate target distributions you receive over the life of the Fund will be smaller. You should consult your tax advisor to determine your required minimum distributions before investing in a Fund.

Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. Certain authorized Fund agents are contractually designated by Russell Financial Services, Inc. or its affiliates to receive and accept orders for the purchase and redemption of Shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries.

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Order and Payment Procedures

Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

EXCHANGE PRIVILEGE

How to Exchange Shares

Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries’ processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

An exchange between Funds involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.

RIGHT TO REJECT OR RESTRICT

PURCHASE AND EXCHANGE ORDERS

For the Funds the Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly.

The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.

Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.

In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange.

Frequent Trading Policies and Limitations on Trading Activity

Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as “market timing”, is not knowingly permitted by the Funds. Frequent traders and market-timers should not invest in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.

While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.

If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that shareholder’s right to purchase shares of any Fund advised by RIMCo will be permanently revoked.

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If the Funds do not have direct access to the shareholder’s account to implement the purchase revocation, the Funds will require the shareholder’s Financial Intermediary to impose similar revocation of purchase privileges on the shareholder. In the event that the Financial Intermediary cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.

Any exception to the permanent revocation of a shareholder’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer.

The Funds, through their agents, will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.

In certain circumstances, with prior agreement between a Financial Intermediary and the Funds, the Funds may rely on a Financial Intermediary’s frequent trading policies if it is determined that the Financial Intermediary’s policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on a Financial Intermediary’s frequent trading polices must be approved by the Funds’ Chief Compliance Officer after a determination that such polices are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through a Financial Intermediary should be aware that they may be subject to the policies and procedures of their Financial Intermediary which may be more or less restrictive than the Funds’ policies and procedures.

This policy will not apply to

•

Money Market Funds. The Board of Trustees believes that it is unnecessary for any money market fund to have frequent trading policies because these funds (i) may be used as short term investments, and (ii) intend to maintain a stable net asset value, which limits the opportunities for price arbitrage.

•

Transactions in a Fund by certain other funds (i.e. funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. The Board of Trustees believes these transactions do not offer the opportunity for price arbitrage.

•

Institutional accounts such as foundations and endowments where subscriptions and redemptions are based on donor directed activity so long as such subscriptions and redemptions do not interfere with the efficient management of a Fund’s portfolio or are not otherwise not in a Fund’s best interests.

•	Scheduled rebalancing of asset allocated strategies.

•	Systematic purchase or redemption programs, if available.

In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.

This policy will not affect any shareholder’s redemption rights.

Risks of Frequent Trading

Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.

Additionally, to the extent that a Fund invests in an underlying fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These underlying funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the

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valuation time. To the extent that an underlying fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in an underlying fund that invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than underlying funds which invest in highly liquid securities, in part because the underlying fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on shareholders in omnibus accounts and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

Any Fund may make exceptions to this policy, if in its judgment, the transaction does not constitute improper trading or other trading activity that may be harmful to it.

The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

HOW TO REDEEM SHARES

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

Redemption Dates and Times

Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries’ processing times may vary, please ask your Financial Intermediary when your account will be debited.

PAYMENT OF REDEMPTION PROCEEDS

Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who is then responsible for settling the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a

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Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

•	The Fund name and account number

•	Details related to the transaction including type and amount

•	Signatures of all owners exactly as registered on the account

•	Any supporting legal documentation that may be required

Responsibility for Fraud

Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Uncashed Checks

Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

Many brokers, employee benefit plans and bank trusts combine their clients’ holdings in a single omnibus account with the Funds held in the brokers’, plans’, or bank trusts’ own name or “street name.” Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary’s omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

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MONEY MANAGER INFORMATION

The money managers have no affiliations with the Funds or the Funds’ service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC Funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company.

This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds’ Board, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

Russell U.S. Core Equity Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arnhold and S. Bleichroeder Advisers, LLC, 1345 Avenue of the Americas, 44th Floor, New York, NY 10105.

Columbus Circle Investors, One Station Place, Metro Center – 8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 W. Wacker Drive, Suite 2400, Chicago, IL 60606.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Enhanced Investment Technologies, LLC, Harbour Financial Center, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, FL 33410.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston, MA 02109.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

58

Russell Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane, Boston, MA 02210-2021.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.

Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st Floor, Chicago IL 60611.

Russell International Developed Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

MFS Institutional Advisors, Inc. 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Mondrian Investment Partners Limited, 10 Gresham Street, 5th Floor, London EC2V 7JD United Kingdom.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

Arrowstreet Capital, Limited Partnership, The John Hancock Tower, 200 Clarendon Street, 30th Floor, Boston, MA 02116.

Genesis Asset Managers, LLP, 21 Knightsbridge, London SWIX 7LY United Kingdom.

Harding Loevner LLC, 50 Division Street, Suite 401, Somerville, NJ 08876.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

Russell Global Equity Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

Tradewinds Global Investors, LLC, 2049 Century Park East, 18th Floor, Los Angeles, CA, 90067.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Russell Strategic Bond Fund

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

59

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013.

Russell Money Market Fund

Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.

When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds’ money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

60

APPENDIX A

EXAMPLE: Impact Of Distribution Overages And Return Of Capital

Scenario 1A below illustrates a scenario where there is a Distribution Overage which you immediately reinvest.

Scenario 1B below illustrates the same scenario as Scenario 1A except that you do not reinvest the Distribution Overages you received. Note that in this example, your expected target distribution in Year 2 goes down to $58,825 because you did not immediately reinvest your Distribution Overage.

Scenario 2 below illustrates a different scenario where there is a return of capital. Note that in this example, your market value at the end of the year goes down to $971,190 because the example assumes a portion of your initial investment was sold to pay your financial intermediary an external advisory fee (the “External Advisory Fee”) and another portion was returned to you. See Footnote (a) on the next page.

Each scenario is for illustrative purposes only and does not reflect any anticipated outcome. These examples assume a hypothetical rate of return which may or may not ever be achieved by a Fund. The hypothetical rate of return for Scenario 1A is 8%. The hypothetical rate of return for Scenario 1B is 8%. The hypothetical rate of return for Scenario 2 is 4.1%.

	Scenario 1A Distribution Overages Immediately Reinvested	Scenario 1B Distribution Overages Not Reinvested	Scenario 2 Return of Capital
Initial Investment	$1,000,000	$1,000,000	$1,000,000
Fund Values (per share):
Initial NAV	$10.00	$10.00	$10.00
Year 1 Target Distribution	$0.60	$0.60	$0.60

Year 1 Income	$0.68	$0.68	$0.41
Year 1 Capital Gains	0.12	0.12	—
Year 1 Return of Capital	—	—	0.19

Year 1 Total distributions received	$0.80	$0.80	$0.60

Distribution Overage	$0.20	$0.20	$—
NAV prior to distributions (Beginning NAV + Income + Capital)	$10.80	$10.80	$10.41
NAV after distributions (Beginning NAV + Income + Capital – Total distributions)	$10.00	$10.00	$9.81
Cash received (based on total shares owned)
Net Investment Income	$68,000	$68,000	$41,000
Return of Capital	$—	$—	$19,000
Capital gains	$12,000	$12,000	$—
Shares Owned
Original Number of Shares Owned	100,000	100,000	100,000
Number of Shares Sold to pay External Advisory Fee (see detail calculations #4 below) (c)	(1,000)	(1,000)	(1,000)

New Number of Shares Owned after Sale for External Advisory Fee but before Reinvestment of shares from Distribution Overage	99,000	99,000	99,000
Number of shares received from reinvestment of Distribution Overage (see detail calculation #1 below)	2,000	—	—

New Number of Shares Owned after redemption of shares for External Advisory Fee and reinvestment of shares from Distribution Overage	101,000	99,000	99,000

Year 2 Adjusted Target Distribution per share (see detail calculations #2 and #3 below)	$0.5942	$0.5942	$0.6061
Expected Shareholder Target Distribution in year 2(b)	$60,000	$58,825	$60,000
Market Value(a) at end of year 1	$1,010,000	$990,000	$971,190

(notes on next page)

A-1

Footnotes:

(a)	Unrealized Capital Gains or Losses, which also affect the NAV and the market value of your investment, are not shown in these scenarios since they do not otherwise affect the distribution calculations.
(b)	In any instance where there is a Distribution Overage that you reinvest to purchase additional shares, rounding differences may cause your expected target distribution in year 2 to vary slightly from year 1. Rounding differences may also occur as a result of shares sold to pay an External Advisory Fee.
(c)	This example assumes that shares are sold to pay the External Advisory Fee after the Fund pays its target distribution for the year.

1.	Distribution Overage Shares Reinvested Calculation: Distribution Overages ÷ NAV after distribution

Shares issued from Reinvestment of Capital Gains = 12,000 ÷ 10.00 = 1,200 shares

Shares issued from Reinvestment of Income = 8,000 ÷ 10.00 = 800 shares

2.	Adjusted Target Distribution Calculation Following Distribution Overages:

As described in the Prospectus, Distribution Overages result in a reduction of the target distribution on a going forward basis. The assumed External Advisory Fee adjustment, however, increases it. The target distribution is adjusted according to the following formula:

New_T_Dist = Old_T_Dist * [Distribution Overage Adjustment Factor] * [External Advisory Fee Adjustment Factor]

Distribution Overage Adjustment Factor = New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))

External Advisory Fee Adjustment Factor = 1 ÷ 0.99

Thus,

New T Dist = Old_T_Dist * [New_NAV ÷ (New_NAV + (Total Dist Paid – Target Dist))] * [1 ÷ 0.99]

where:

New_T_Dist = New (future period) target distribution amount

Old_T_Dist = Old (current period) target distribution amount

New_NAV = The NAV immediately after the distribution

The Distribution Overage Adjustment Factor is the ratio of the new NAV to the sum of the New NAV and the amount of the Distribution Overage.

The External Advisory Fee Adjustment Factor is the ratio required to offset the effect of the 1% assumed External Advisory Fee.

In Scenarios 1A and 1B above, the target distribution was adjusted to $0.5942 as follows:

0.5942 = 0.60 * [10.00 ÷ (10.00 + (0.80 – 0.60))] * [1 ÷ 0.99]

3.	Adjusted Target Distribution Calculation in years with no Distribution Overage

No Distribution Overage Adjustment Factor is required in years in which there is no Distribution Overage, so in these years the target distribution on a going forward basis is adjusted according to the following formula:

New_T_Dist = Old_T_Dist * [External Advisory Fee Adjustment Factor]

New_T_Dist = Old_T_Dist * [1 ÷ 0.99]

where:

New_T_Dist = New (future period) target distribution amount

Old_T_Dist = Old (current period) target distribution amount

In Scenario 2 above, the target distribution was adjusted to $0.6061 as follows:

0.6061 = 0.60 * [1 ÷ 0.99]

4.	Shares sold for assumed External Advisory Fee calculation:

The assumed External Advisory Fee is 1% per year.

Shares sold for assumed External Advisory Fee = [100,000 * 0.01 = 1,000 shares]

A-2

APPENDIX B

How To Calculate Your Initial Investment

If the annual distribution amount you wish to receive is	$30,000
Divide this number by the per share target distribution amount*	÷ 0.60
To get the number of shares you need to purchase	50,000
Multiply the number of shares by the current NAV**	x $10.00
To get your net amount invested	$500,000

If a sale of shares is required to pay the External Advisory Fee before the next payment of the target distribution, then
Divide by 0.99	÷ 0.99
To get your initial investment	$505,051

*	This calculation uses the target distribution for the Extended Distribution Fund. If you purchase a different Fund, you will need to use that Fund’s target distribution in this calculation.
**	NAV will change daily. The current NAV can be found at www.Russell.com.

B-1

The following notice does not constitute part of and is not incorporated into the Prospectus

NOTICE OF PRIVACY AND SECURITY

RUSSELL INVESTMENTS

Russell Investments has a long history of respecting every individual’s right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside Russell Investments.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY

Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE

In order to service your account, from time to time, we collect personal information about you from the following sources:

•	Information we or our agents receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE

We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

•	Disclosing information to a third party to process account transactions that you request or authorize;

•	Disclosing information to an affiliate to process accounting statements that you request or authorize;

•	Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

•	Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

RUSSELL INVESTMENTS

The following is a list of the members of Russell Investments to which this policy applies:

•	U.S. open-end or private funds managed or advised by a member of Russell Investments, including Russell Investment Company or Russell Investment Funds

•	Frank Russell Company

•	Russell Real Estate Advisors Inc.

•	Russell Implementation Services Inc.

•	Russell Investment Management Company

•	Russell Trust Company

•	Russell International Services Company Inc.

•	Russell Investments Delaware Inc.

•	Russell Financial Services, Inc.

•	Pantheon Ventures Inc.

•	Russell Institutional Services Inc.

•	Russell Fund Services Company

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Investment Company

909 A Street

Tacoma, WA 98402

Telephone: 1-800-787-7354

Fax: 253-591-3495

The Funds’ and the Underlying Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.russell.com.

Each year you will automatically be sent an updated prospectus and annual and semiannual reports (when they are available) for the Funds. You may also occasionally receive notifications of prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.

Distributor: Russell Financial Services, Inc.

Russell Investment Company’s SEC File No. 811-03153

36-08-189 (1108)

00064047

RUSSELL INVESTMENT COMPANY*

Supplement dated November 20, 2008 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED February 29, 2008

As Supplemented October 27, 2008

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

FUND	INCEPTION DATE	PROSPECTUS DATE
Equity Growth Strategy**	September 30, 1997	February 29, 2008#
Growth Strategy***	September 16, 1997	February 29, 2008#
Balanced Strategy	September 16, 1997	February 29, 2008#
Moderate Strategy	October 2, 1997	February 29, 2008#
Conservative Strategy	November 7, 1997	February 29, 2008#
Russell Tax-Managed Global Equity[1]	February 1, 2000	February 29, 2008#
2010 Strategy Fund	January 1, 2005	February 29, 2008#
2015 Strategy Fund	March 31, 2008	March 24, 2008#
2020 Strategy Fund	January 1, 2005	February 29, 2008#
2025 Strategy Fund	March 31, 2008	March 24, 2008#
2030 Strategy Fund	January 1, 2005	February 29, 2008#
2035 Strategy Fund	March 31, 2008	March 24, 2008#
2040 Strategy Fund	January 1, 2005	February 29, 2008#
2045 Strategy Fund	March 31, 2008	March 24, 2008#
2050 Strategy Fund	March 31, 2008	March 24, 2008#
In Retirement Fund	March 31, 2008	March 24, 2008#
2017 Retirement Distribution Fund – A Shares	December 31, 2007	November 21, 2007##
2017 Accelerated Distribution Fund – A Shares	December 31, 2007	November 21, 2007##
2027 Extended Distribution Fund – A Shares	December 31, 2007	November 21, 2007##
2017 Retirement Distribution Fund – S Shares	December 31, 2007	November 21, 2007##
2017 Accelerated Distribution Fund – S Shares	December 31, 2007	November 21, 2007##
2027 Extended Distribution Fund – S Shares	December 31, 2007	November 21, 2007##

#	As supplemented through October 1, 2008 and November 7, 2008.
##	As supplemented through November 20, 2008.
*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.
**	On July 1, 2006, the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.
***	On July 1, 2006, the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.
[1]	On September 2, 2008, the Tax-Managed Global Equity Fund was renamed the Russell Tax-Managed Global Equity Fund.